ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, realized gain (loss) resulting from units being sold, and change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

AVIP - AuguStar℠ Variable Insurance Products Fund, Inc.

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

ASVT – Allspring Variable Trust

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

LINC - Lincoln Variable Insurance Products Trust - Standard Class

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Hermes Insurance Series - Service Shares

IVYV - Ivy Variable Insurance Portfolios - Service Shares

National Security Variable Account N

Statements of Assets and Contract Owners' Equity	December 31, 2024

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
AVIP - AVIP Bond Subaccount	61,253	$1,018,511	$1,026,598	$1,026,598	$0	$1,026,598
AVIP - AVIP BlackRock Balanced Allocation Subaccount	392,814	12,854,577	14,797,312	14,746,931	50,381	14,797,312
AVIP - AVIP BlackRock Advantage International Equity Subaccount	137,184	1,769,660	2,172,993	2,172,993	0	2,172,993
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	115,571	1,920,032	2,110,335	2,110,335	0	2,110,335
AVIP - AVIP AB Small Cap Subaccount	167,653	2,789,858	2,367,264	2,363,333	3,931	2,367,264
AVIP - AVIP AB Mid Cap Core Subaccount	8,178	208,065	272,506	272,506	0	272,506
AVIP - AVIP S&P 500® Index Subaccount	401,335	13,506,160	17,883,494	17,825,153	58,341	17,883,494
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	299,658	4,560,762	6,011,134	5,974,804	36,330	6,011,134
AVIP - AVIP Federated High Income Bond Subaccount	198,683	3,442,468	3,796,840	3,773,446	23,394	3,796,840
AVIP - AVIP Nasdaq-100® Index Subaccount	266,721	4,328,777	4,731,627	4,731,627	0	4,731,627
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	294,735	8,325,300	11,530,052	11,451,090	78,962	11,530,052
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	165,086	3,981,460	4,046,258	4,023,811	22,447	4,046,258
AVIP - AVIP S&P MidCap 400® Index Subaccount	140,463	2,648,253	3,112,665	3,112,665	0	3,112,665
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	742,851	5,995,461	8,000,504	7,997,166	3,338	8,000,504
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount (b)	2,702,896	37,154,276	42,354,387	42,354,387	0	42,354,387
AVIP - AVIP Federated Core Plus Bond Subaccount	2,004,069	19,125,620	17,936,416	17,868,970	67,446	17,936,416
AVIP - AVIP Intech U.S. Low Volatility Subaccount	1,479,219	14,877,168	18,401,487	18,401,487	0	18,401,487
AVIP - AVIP Constellation Managed Risk Balanced Subaccount (b)	1,522,773	14,337,792	15,547,513	15,547,513	0	15,547,513
AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount (b)	763,741	7,795,022	10,035,555	10,035,555	0	10,035,555
AVIP - AVIP Constellation Managed Risk Growth Subaccount (b)	306,468	3,158,820	4,262,971	4,262,971	0	4,262,971
AVIP - AVIP Moderately Conservative Model Subaccount	207,077	2,488,134	2,310,975	2,310,975	0	2,310,975
AVIP - AVIP Balanced Model Subaccount	145,405	1,577,046	1,673,614	1,673,614	0	1,673,614
AVIP - AVIP Moderate Growth Model Subaccount	200,603	2,259,311	2,403,222	2,403,222	0	2,403,222
AVIP - AVIP Growth Model Subaccount	94,276	1,037,906	1,164,308	1,164,308	0	1,164,308
FIDS - VIP Government Money Market Subaccount	4,921,449	4,921,449	4,921,449	4,465,747	455,702	4,921,449
FID2 - VIP Mid Cap Subaccount	150,101	5,007,422	5,325,577	5,308,330	17,247	5,325,577
FID2 - VIP Growth Subaccount	12,881	1,053,632	1,194,592	1,194,592	0	1,194,592
FID2 - VIP Equity-Income Subaccount	83,093	1,897,116	2,118,881	2,118,881	0	2,118,881
FID2 - VIP Real Estate Subaccount	152,432	2,527,944	2,632,506	2,623,757	8,749	2,632,506
FID2 - VIP Target Volatility Subaccount	478,013	5,566,791	5,903,465	5,903,465	0	5,903,465
JASS - Janus Henderson Research Subaccount	3,971	134,263	224,121	224,121	0	224,121
JASS - Janus Henderson Global Research Subaccount	2,498	121,918	174,799	174,799	0	174,799
JASS - Janus Henderson Balanced Subaccount	93,765	3,724,101	5,099,889	5,099,889	0	5,099,889
JASS - Janus Henderson Overseas Subaccount	56,219	1,985,938	2,348,261	2,348,261	0	2,348,261

National Security Variable Account N

Statements of Assets and Contract Owners' Equity (continued)	December 31, 2024

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
JASS - Janus Henderson Flexible Bond Subaccount	11,465	$137,218	$124,622	$124,622	$0	$124,622
LEGI - ClearBridge Variable Dividend Strategy Subaccount	30,378	629,536	644,018	644,018	0	644,018
LEGI - ClearBridge Variable Large Cap Value Subaccount	5,400	110,473	105,299	105,299	0	105,299
ASVT - VT Opportunity Subaccount	1,456	33,040	39,112	39,112	0	39,112
MSV2 - VIF Growth Subaccount	74,935	1,321,514	1,109,781	1,109,781	0	1,109,781
GSVI - U.S. Equity Insights Subaccount	21,358	361,173	463,032	463,032	0	463,032
GSVI - Strategic Growth Subaccount	36,545	465,689	562,435	562,435	0	562,435
GSVS - U.S. Equity Insights Subaccount	10,058	195,649	220,269	220,269	0	220,269
GSVS - Strategic Growth Subaccount	38,008	503,726	576,585	576,585	0	576,585
GSVS - Trend Driven Allocation Subaccount	454,871	5,292,813	5,594,918	5,594,918	0	5,594,918
LAZS - Emerging Markets Equity Subaccount	227,665	4,485,055	4,928,952	4,911,212	17,740	4,928,952
LAZS - U.S. Small Cap Equity Select Subaccount	54,880	836,954	793,561	793,561	0	793,561
LAZS - International Equity Subaccount	939,542	9,270,941	8,747,132	8,698,311	48,821	8,747,132
LAZS - Global Dynamic Multi-Asset Subaccount	594,986	7,294,212	7,740,773	7,740,773	0	7,740,773
LINC - LVIP JPMorgan Small Cap Core Subaccount	26,583	580,772	576,696	576,696	0	576,696
ABVB - VPS Relative Value Subaccount	12,255	361,124	378,311	378,311	0	378,311
ABVB - VPS Small Cap Growth Subaccount	24,824	340,164	234,338	234,338	0	234,338
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2,113,562	24,447,372	26,673,148	26,673,148	0	26,673,148
MFSI - New Discovery Subaccount	35,001	497,412	376,261	376,218	43	376,261
MFSI - Mid Cap Growth Subaccount	69,282	588,440	544,557	544,557	0	544,557
MFSI - Total Return Subaccount	73,740	1,705,125	1,669,464	1,669,464	0	1,669,464
MFS2 - Massachusetts Investors Growth Stock Subaccount	5,394	111,553	125,836	125,836	0	125,836
PVIA - Real Return Subaccount	615,524	7,796,738	7,084,680	7,053,303	31,377	7,084,680
PVIA - Global Bond Opportunities Subaccount	61,558	705,629	568,798	568,798	0	568,798
PVIA - CommodityRealReturn® Strategy Subaccount	236,621	1,688,987	1,289,587	1,289,587	0	1,289,587
PVIA - Short-Term Subaccount	34,983	360,875	361,028	361,028	0	361,028
PVIA - Low Duration Subaccount	225,401	2,247,775	2,172,862	2,152,942	19,920	2,172,862
BNYS - Appreciation Subaccount	23,525	877,620	838,445	838,445	0	838,445
ROYI - Small-Cap Subaccount	249,393	2,220,425	2,349,283	2,349,283	0	2,349,283
ROYI - Micro-Cap Subaccount	72,510	694,593	706,972	706,972	0	706,972
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	37,857	1,286,970	1,245,120	1,245,120	0	1,245,120
NBAS - AMT Mid Cap Intrinsic Value Subaccount	38,445	648,952	784,286	784,286	0	784,286
FRT2 - Franklin Income VIP Subaccount	46,478	689,326	667,429	667,429	0	667,429
FRT2 - Franklin DynaTech VIP Subaccount	22,157	117,867	123,416	123,416	0	123,416
FRT2 - Templeton Foreign VIP Subaccount	95,469	1,263,581	1,313,654	1,305,372	8,282	1,313,654
FRT5 - Franklin VolSmart Allocation VIP Subaccount	198,920	2,512,601	2,671,495	2,671,495	0	2,671,495
FRT4 - Franklin Income VIP Subaccount	77,459	1,177,041	1,151,046	1,151,046	0	1,151,046
FRT4 - Franklin DynaTech VIP Subaccount	222,837	1,030,406	1,082,987	1,082,987	0	1,082,987
FRT4 - Templeton Foreign VIP Subaccount	516,154	6,917,387	7,262,291	7,230,390	31,901	7,262,291
FRT4 - Franklin Allocation VIP Subaccount	89,364	548,147	487,034	487,034	0	487,034
FEDS - Kaufmann Fund II Subaccount	39,447	672,966	699,786	699,786	0	699,786
IVYV - Macquarie VIP Asset Strategy Subaccount (a)	269,653	2,555,238	2,505,077	2,505,077	0	2,505,077
IVYV - Macquarie VIP Natural Resources Subaccount (a)	48,180	218,567	214,401	214,392	9	214,401
IVYV - Macquarie VIP Science and Technology Subaccount (a)	25,858	663,076	752,199	752,199	0	752,199

(a)	Name change effective on May 1, 2024:

IVYV - Macquarie VIP Asset Strategy Subaccount formerly known as IVYV - Delaware Ivy VIP Asset Strategy Subaccount

IVYV - Macquarie VIP Natural Resources Subaccount formerly known as IVYV - Delaware Ivy VIP Natural Resources Subaccount

IVYV - Macquarie VIP Science and Technology Subaccount formerly known as IVYV - Delaware Ivy VIP Science and Technology Subaccount

(b)	Name change effective on November 25, 2024:

AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount formerly known as AVIP - AVIP AB Risk Managed Balanced Subaccount

AVIP - AVIP Constellation Managed Risk Balanced Subaccount formerly known as AVIP - AVIP iShares Managed Risk Balanced Subaccount

AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount formerly known as AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount

AVIP - AVIP Constellation Managed Risk Growth Subaccount formerly known as AVIP - AVIP iShares Managed Risk Growth Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2024

	Investment Activity:				Realized and change in unrealized gain (loss) on investments:
	Reinvested dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Change in unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
AVIP - AVIP Bond Subaccount	$36,464	$(13,114)	$23,350	$0	$3,660	$(15,663)	$(12,003)	$11,347
AVIP - AVIP BlackRock Balanced Allocation Subaccount	238,529	(206,964)	31,565	248,457	296,234	1,921,074	2,217,308	2,497,330
AVIP - AVIP BlackRock Advantage International Equity Subaccount	53,079	(29,796)	23,283	0	52,325	28,249	80,574	103,857
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	0	(26,799)	(26,799)	140,923	16,468	388,474	404,942	519,066
AVIP - AVIP AB Small Cap Subaccount	10,946	(36,795)	(25,849)	0	(119,961)	437,760	317,799	291,950
AVIP - AVIP AB Mid Cap Core Subaccount	1,267	(3,616)	(2,349)	0	8,377	27,069	35,446	33,097
AVIP - AVIP S&P 500® Index Subaccount	208,719	(246,700)	(37,981)	1,226,962	926,343	1,628,365	2,554,708	3,743,689
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	98,903	(87,736)	11,167	122,029	326,252	401,605	727,857	861,053
AVIP - AVIP Federated High Income Bond Subaccount	233,368	(50,455)	182,913	0	78,088	(64,001)	14,087	197,000
AVIP - AVIP Nasdaq-100® Index Subaccount	21,502	(58,437)	(36,935)	845,648	56,062	68,282	124,344	933,057
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	99,273	(161,715)	(62,442)	283,267	715,539	1,670,097	2,385,636	2,606,461
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	3,317	(58,863)	(55,546)	0	(12,688)	440,222	427,534	371,988
AVIP - AVIP S&P MidCap 400® Index Subaccount	31,954	(43,601)	(11,647)	122,846	71,219	174,806	246,025	357,224
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	18,479	(108,355)	(89,876)	792,470	367,919	922,189	1,290,108	1,992,702
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	816,152	(627,053)	189,099	0	677,862	3,671,002	4,348,864	4,537,963
AVIP - AVIP Federated Core Plus Bond Subaccount	588,563	(241,566)	346,997	0	(181,472)	(73,719)	(255,191)	91,806
AVIP - AVIP Intech U.S. Low Volatility Subaccount	266,638	(269,380)	(2,742)	0	517,210	2,664,256	3,181,466	3,178,724
AVIP - AVIP Constellation Managed Risk Balanced Subaccount	420,093	(231,720)	188,373	0	194,978	829,984	1,024,962	1,213,335
AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	225,151	(146,067)	79,084	216,244	381,522	322,591	704,113	999,441
AVIP - AVIP Constellation Managed Risk Growth Subaccount	80,411	(63,408)	17,003	111,479	185,375	219,882	405,257	533,739
AVIP - AVIP Moderately Conservative Model Subaccount	57,247	(31,888)	25,359	7,375	(4,102)	108,829	104,727	137,461
AVIP - AVIP Balanced Model Subaccount	34,327	(19,068)	15,259	0	6,655	115,370	122,025	137,284
AVIP - AVIP Moderate Growth Model Subaccount	38,600	(33,062)	5,538	0	6,266	227,374	233,640	239,178
AVIP - AVIP Growth Model Subaccount	15,601	(12,004)	3,597	0	11,800	125,931	137,731	141,328
FIDS - VIP Government Money Market Subaccount	133,082	(32,481)	100,601	0	190	0	190	100,791
FID2 - VIP Mid Cap Subaccount	18,723	(73,376)	(54,653)	727,266	137,200	(11,414)	125,786	798,399
FID2 - VIP Growth Subaccount	0	(13,734)	(13,734)	258,634	38,815	(7,034)	31,781	276,681
FID2 - VIP Equity-Income Subaccount	33,653	(26,187)	7,466	125,706	20,501	99,298	119,799	252,971
FID2 - VIP Real Estate Subaccount	101,514	(36,121)	65,393	0	47,927	44,726	92,653	158,046
FID2 - VIP Target Volatility Subaccount	105,008	(81,837)	23,171	54,827	34,838	355,134	389,972	467,970
JASS - Janus Henderson Research Subaccount	0	(2,761)	(2,761)	6,862	21,763	38,434	60,197	64,298
JASS - Janus Henderson Global Research Subaccount	1,014	(2,267)	(1,253)	5,573	6,291	19,483	25,774	30,094
JASS - Janus Henderson Balanced Subaccount	87,664	(69,202)	18,462	0	127,525	483,680	611,205	629,667
JASS - Janus Henderson Overseas Subaccount	30,775	(31,301)	(526)	0	53,765	48,480	102,245	101,719
JASS - Janus Henderson Flexible Bond Subaccount	5,331	(1,325)	4,006	0	(881)	(2,121)	(3,002)	1,004
LEGI - ClearBridge Variable Dividend Strategy Subaccount	9,055	(10,701)	(1,646)	69,276	85,316	(7,845)	77,471	145,101
LEGI - ClearBridge Variable Large Cap Value Subaccount	2,288	(1,966)	322	26,972	1,578	(15,049)	(13,471)	13,823
ASVT - VT Opportunity Subaccount	18	(521)	(503)	3,727	108	1,302	1,410	4,634
MSV2 - VIF Growth Subaccount	0	(11,285)	(11,285)	0	(79,652)	453,203	373,551	362,266

National Security Variable Account N

Statements of Operations (continued)	For the Period Ended December 31, 2024

	Investment Activity:				Realized and change in unrealized gain (loss) on investments:
	Reinvested dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Change in unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
GSVI - U.S. Equity Insights Subaccount	$2,952	$(6,455)	$(3,503)	$63,773	$21,827	$25,870	$47,697	$107,967
GSVI - Strategic Growth Subaccount	0	(7,125)	(7,125)	41,286	5,306	96,062	101,368	135,529
GSVS - U.S. Equity Insights Subaccount	883	(3,061)	(2,178)	28,905	4,862	16,969	21,831	48,558
GSVS - Strategic Growth Subaccount	0	(13,833)	(13,833)	44,912	225,132	148,954	374,086	405,165
GSVS - Trend Driven Allocation Subaccount	174,332	(80,710)	93,622	0	35,683	420,295	455,978	549,600
LAZS - Emerging Markets Equity Subaccount	175,077	(70,519)	104,558	0	117,408	103,280	220,688	325,246
LAZS - U.S. Small Cap Equity Select Subaccount	0	(9,959)	(9,959)	28,233	(10,698)	69,437	58,739	77,013
LAZS - International Equity Subaccount	268,274	(124,056)	144,218	21,709	(54,841)	300,509	245,668	411,595
LAZS - Global Dynamic Multi-Asset Subaccount	0	(113,898)	(113,898)	0	47,597	619,901	667,498	553,600
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	5,116	(9,045)	(3,929)	9,628	(3,155)	65,501	62,346	68,045
ABVB - VPS Relative Value Subaccount	5,122	(6,175)	(1,053)	14,412	4,038	26,366	30,404	43,763
ABVB - VPS Small Cap Growth Subaccount	0	(3,346)	(3,346)	0	(43,826)	84,391	40,565	37,219
ABVB - VPS Global Risk Allocation-Moderate Subaccount	513,283	(386,257)	127,026	0	237,790	2,423,386	2,661,176	2,788,202
MFSI - New Discovery Subaccount	0	(4,905)	(4,905)	0	(36,463)	62,053	25,590	20,685
MFSI - Mid Cap Growth Subaccount	0	(6,966)	(6,966)	41,386	(11,507)	45,516	34,009	68,429
MFSI - Total Return Subaccount	47,763	(29,182)	18,581	102,452	(8,916)	6,347	(2,569)	118,464
MFS2 - Massachusetts Investors Growth Stock Subaccount	160	(1,211)	(1,051)	11,156	1,495	5,508	7,003	17,108
PVIA - Real Return Subaccount	190,315	(95,910)	94,405	0	(102,786)	65,419	(37,367)	57,038
PVIA - Global Bond Opportunities Subaccount	22,295	(7,987)	14,308	0	(40,380)	14,096	(26,284)	(11,976)
PVIA - CommodityRealReturn® Strategy Subaccount	27,746	(19,010)	8,736	0	(52,124)	81,787	29,663	38,399
PVIA - Short-Term Subaccount	17,815	(4,194)	13,621	0	(1,182)	4,507	3,325	16,946
PVIA - Low Duration Subaccount	92,764	(27,019)	65,745	0	(26,901)	36,100	9,199	74,944
BNYS - Appreciation Subaccount	1,503	(10,375)	(8,872)	60,230	(2,142)	35,741	33,599	84,957
ROYI - Small-Cap Subaccount	28,483	(31,591)	(3,108)	96,270	23,512	(64,071)	(40,559)	52,603
ROYI - Micro-Cap Subaccount	0	(8,613)	(8,613)	47,588	581	42,215	42,796	81,771
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	19,825	(16,455)	3,370	6,866	1,906	(22,216)	(20,310)	(10,074)
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2,107	(11,343)	(9,236)	20,888	12,889	28,816	41,705	53,357
FRT2 - Franklin Income VIP Subaccount	34,457	(9,033)	25,424	2,823	(1,713)	10,535	8,822	37,069
FRT2 - Franklin DynaTech VIP Subaccount	0	(1,813)	(1,813)	0	(67)	35,217	35,150	33,337
FRT2 - Templeton Foreign VIP Subaccount	32,451	(23,737)	8,714	0	25,753	(66,172)	(40,419)	(31,705)
FRT5 - Franklin VolSmart Allocation VIP Subaccount	56,085	(40,090)	15,995	39,957	20,058	200,928	220,986	276,938
FRT4 - Franklin Income VIP Subaccount	57,762	(16,502)	41,260	4,814	(2,452)	22,972	20,520	66,594
FRT4 - Franklin DynaTech VIP Subaccount	0	(15,741)	(15,741)	0	(10,573)	314,763	304,190	288,449
FRT4 - Templeton Foreign VIP Subaccount	175,217	(99,202)	76,015	0	116,318	(356,524)	(240,206)	(164,191)
FRT4 - Franklin Allocation VIP Subaccount	10,878	(6,624)	4,254	0	(16,825)	55,095	38,270	42,524
FEDS - Kaufmann Fund II Subaccount	4,608	(9,566)	(4,958)	21,492	(318)	82,851	82,533	99,067
IVYV - Macquarie VIP Asset Strategy Subaccount	47,586	(33,463)	14,123	95,235	4,865	159,645	164,510	273,868
IVYV - Macquarie VIP Natural Resources Subaccount	12,322	(2,734)	9,588	0	5,027	(15,140)	(10,113)	(525)
IVYV - Macquarie VIP Science and Technology Subaccount	0	(9,867)	(9,867)	22,115	2,388	170,015	172,403	184,651

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP Bond Subaccount	AVIP - AVIP Bond Subaccount	AVIP - AVIP BlackRock Balanced Allocation Subaccount	AVIP - AVIP BlackRock Balanced Allocation Subaccount	AVIP - AVIP BlackRock Advantage International Equity Subaccount	AVIP - AVIP BlackRock Advantage International Equity Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$23,350	$21,324	$31,565	$60,204	$23,283	$53,232
Reinvested capital gains	0	0	248,457	0	0	0
Realized gain (loss)	3,660	(5,419)	296,234	(256,190)	52,325	72,442
Change in unrealized gain (loss)	(15,663)	52,765	1,921,074	2,817,903	28,249	230,933
Net increase (decrease) in contract owners' equity from operations	11,347	68,670	2,497,330	2,621,917	103,857	356,607
Equity transactions:
Contract purchase payments (note 1)	0	0	5,861	16,396	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	114,179	55,765	(745,919)	(578,265)	94,444	(185,282)
Transfers (to) and from fixed dollar contract	0	0	(13,208)	130	0	0
Withdrawals and surrenders	(93,882)	(96,109)	(1,085,796)	(774,996)	(69,193)	(341,026)
Surrender charges (note 2)	(5)	(7)	(23)	(16)	(9)	(20)
Annual contract charges (note 2)	(10,345)	(11,547)	(184,974)	(187,431)	(17,509)	(21,009)
Annuity and death benefit payments	(52,028)	(65,596)	(644,757)	(669,986)	(105,006)	(96,074)
Net equity transactions	(42,081)	(117,494)	(2,668,816)	(2,194,168)	(97,273)	(643,411)
Net change in contract owners' equity	(30,734)	(48,824)	(171,486)	427,749	6,584	(286,804)
Contract owners' equity:
Beginning of period	1,057,332	1,106,156	14,968,798	14,541,049	2,166,409	2,453,213
End of period	$1,026,598	$1,057,332	$14,797,312	$14,968,798	$2,172,993	$2,166,409

Change in units:
Beginning units	58,426	64,706	522,446	605,585	148,844	198,179
Units purchased	7,559	5,173	6,878	10,085	7,733	3,036
Units redeemed	(9,901)	(11,453)	(91,215)	(93,224)	(14,219)	(52,371)
Ending units	56,084	58,426	438,109	522,446	142,358	148,844

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	AVIP - AVIP AB Small Cap Subaccount	AVIP - AVIP AB Small Cap Subaccount	AVIP - AVIP AB Mid Cap Core Subaccount	AVIP - AVIP AB Mid Cap Core Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(26,799)	$(13,894)	$(25,849)	$(31,438)	$(2,349)	$(3,007)
Reinvested capital gains	140,923	171,056	0	0	0	0
Realized gain (loss)	16,468	(160,945)	(119,961)	(222,449)	8,377	5,548
Change in unrealized gain (loss)	388,474	323,977	437,760	607,428	27,069	37,443
Net increase (decrease) in contract owners' equity from operations	519,066	320,194	291,950	353,541	33,097	39,984
Equity transactions:
Contract purchase payments (note 1)	0	0	553	5,469	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(141,319)	993,168	(137,327)	(2,864)	4,783	(150,822)
Transfers (to) and from fixed dollar contract	0	0	(6,534)	66	0	0
Withdrawals and surrenders	(111,051)	(72,260)	(161,431)	(148,990)	(26,608)	(16,765)
Surrender charges (note 2)	0	0	(7)	(11)	(3)	(1)
Annual contract charges (note 2)	(16,452)	(12,515)	(21,704)	(22,544)	(2,232)	(2,238)
Annuity and death benefit payments	(31,048)	(20,883)	(54,575)	(45,260)	(3,270)	(6,098)
Net equity transactions	(299,870)	887,510	(381,025)	(214,134)	(27,330)	(175,924)
Net change in contract owners' equity	219,196	1,207,704	(89,075)	139,407	5,767	(135,940)
Contract owners' equity:
Beginning of period	1,891,139	683,435	2,456,339	2,316,932	266,739	402,679
End of period	$2,110,335	$1,891,139	$2,367,264	$2,456,339	$272,506	$266,739

Change in units:
Beginning units	61,839	29,122	95,603	104,479	6,213	10,907
Units purchased	148	46,134	3,911	8,674	230	200
Units redeemed	(8,255)	(13,417)	(16,754)	(17,550)	(825)	(4,894)
Ending units	53,732	61,839	82,760	95,603	5,618	6,213

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP S&P 500® Index Subaccount	AVIP - AVIP S&P 500® Index Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	AVIP - AVIP Federated High Income Bond Subaccount	AVIP - AVIP Federated High Income Bond Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(37,981)	$41,243	$11,167	$44,976	$182,913	$186,393
Reinvested capital gains	1,226,962	705,985	122,029	66,255	0	0
Realized gain (loss)	926,343	385,057	326,252	96,375	78,088	39,885
Change in unrealized gain (loss)	1,628,365	1,654,409	401,605	476,429	(64,001)	190,011
Net increase (decrease) in contract owners' equity from operations	3,743,689	2,786,694	861,053	684,035	197,000	416,289
Equity transactions:
Contract purchase payments (note 1)	1,538	7,554	1,066	9,266	384	3,118
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,793,623)	6,759,016	(383,552)	22,661	225,884	111,828
Transfers (to) and from fixed dollar contract	(19,994)	117	(13,135)	135	(4,893)	50
Withdrawals and surrenders	(1,067,175)	(678,804)	(419,304)	(275,362)	(354,983)	(123,266)
Surrender charges (note 2)	(25)	(28)	(15)	(12)	(10)	(7)
Annual contract charges (note 2)	(159,215)	(112,534)	(63,271)	(64,593)	(38,062)	(39,848)
Annuity and death benefit payments	(660,650)	(405,488)	(242,230)	(246,359)	(203,611)	(208,279)
Net equity transactions	(3,699,144)	5,569,833	(1,120,441)	(554,264)	(375,291)	(256,404)
Net change in contract owners' equity	44,545	8,356,527	(259,388)	129,771	(178,291)	159,885
Contract owners' equity:
Beginning of period	17,838,949	9,482,422	6,270,522	6,140,751	3,975,131	3,815,246
End of period	$17,883,494	$17,838,949	$6,011,134	$6,270,522	$3,796,840	$3,975,131

Change in units:
Beginning units	388,824	255,053	221,717	243,114	153,623	163,685
Units purchased	2,590	183,725	5,212	9,781	11,898	9,667
Units redeemed	(74,637)	(49,954)	(40,535)	(31,178)	(26,372)	(19,729)
Ending units	316,777	388,824	186,394	221,717	139,149	153,623

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP Nasdaq-100® Index Subaccount	AVIP - AVIP Nasdaq-100® Index Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(36,935)	$(29,862)	$(62,442)	$(24,432)	$(55,546)	$(52,010)
Reinvested capital gains	845,648	294,336	283,267	38,165	0	0
Realized gain (loss)	56,062	52,678	715,539	99,899	(12,688)	(146,718)
Change in unrealized gain (loss)	68,282	1,167,501	1,670,097	2,329,501	440,222	921,134
Net increase (decrease) in contract owners' equity from operations	933,057	1,484,653	2,606,461	2,443,133	371,988	722,406
Equity transactions:
Contract purchase payments (note 1)	0	0	1,610	16,516	721	7,624
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	232,026	522,210	(1,267,673)	(531,072)	(176,548)	131,012
Transfers (to) and from fixed dollar contract	0	0	(18,118)	185	(8,107)	84
Withdrawals and surrenders	(89,320)	(804,790)	(631,849)	(786,984)	(264,279)	(285,854)
Surrender charges (note 2)	(1)	(3)	(32)	(54)	(11)	(21)
Annual contract charges (note 2)	(32,330)	(29,573)	(108,299)	(112,624)	(40,767)	(42,857)
Annuity and death benefit payments	(109,907)	(141,232)	(426,126)	(453,224)	(156,251)	(160,342)
Net equity transactions	468	(453,388)	(2,450,487)	(1,867,257)	(645,242)	(350,354)
Net change in contract owners' equity	933,525	1,031,265	155,974	575,876	(273,254)	372,052
Contract owners' equity:
Beginning of period	3,798,102	2,766,837	11,374,078	10,798,202	4,319,512	3,947,460
End of period	$4,731,627	$3,798,102	$11,530,052	$11,374,078	$4,046,258	$4,319,512

Change in units:
Beginning units	103,651	114,066	253,887	299,702	143,195	155,489
Units purchased	8,901	27,122	5,437	6,406	6,982	10,555
Units redeemed	(7,596)	(37,537)	(52,963)	(52,221)	(26,821)	(22,849)
Ending units	104,956	103,651	206,361	253,887	123,356	143,195

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP S&P MidCap 400® Index Subaccount	AVIP - AVIP S&P MidCap 400® Index Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(11,647)	$1,626	$(89,876)	$(78,886)	$189,099	$(138,613)
Reinvested capital gains	122,846	120,611	792,470	43,452	0	0
Realized gain (loss)	71,219	17,422	367,919	25,049	677,862	(252,434)
Change in unrealized gain (loss)	174,806	124,300	922,189	2,169,856	3,671,002	4,756,111
Net increase (decrease) in contract owners' equity from operations	357,224	263,959	1,992,702	2,159,471	4,537,963	4,365,064
Equity transactions:
Contract purchase payments (note 1)	1,080	360	385	3,315	4,875	4,750
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(38,600)	2,210,246	(688,645)	42,328	(582,043)	7,790,382
Transfers (to) and from fixed dollar contract	0	0	(5,035)	50	0	851
Withdrawals and surrenders	(113,186)	(134,957)	(278,700)	(386,720)	(2,723,432)	(1,757,066)
Surrender charges (note 2)	(2)	(5)	(4)	(26)	(357)	(80)
Annual contract charges (note 2)	(31,023)	(19,217)	(58,511)	(54,280)	(658,572)	(607,303)
Annuity and death benefit payments	(171,368)	(84,840)	(278,020)	(140,314)	(2,115,133)	(1,900,977)
Net equity transactions	(353,099)	1,971,587	(1,308,530)	(535,647)	(6,074,662)	3,530,557
Net change in contract owners' equity	4,125	2,235,546	684,172	1,623,824	(1,536,699)	7,895,621
Contract owners' equity:
Beginning of period	3,108,540	872,994	7,316,332	5,692,508	43,891,086	35,995,465
End of period	$3,112,665	$3,108,540	$8,000,504	$7,316,332	$42,354,387	$43,891,086

Change in units:
Beginning units	125,764	41,265	183,337	199,062	2,533,128	2,313,126
Units purchased	2,571	96,034	1,561	20,904	29,089	517,180
Units redeemed	(15,254)	(11,535)	(29,835)	(36,629)	(357,624)	(297,178)
Ending units	113,081	125,764	155,063	183,337	2,204,593	2,533,128

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP Federated Core Plus Bond Subaccount	AVIP - AVIP Federated Core Plus Bond Subaccount	AVIP - AVIP Intech U.S. Low Volatility Subaccount	AVIP - AVIP Intech U.S. Low Volatility Subaccount	AVIP - AVIP Constellation Managed Risk Balanced Subaccount	AVIP - AVIP Constellation Managed Risk Balanced Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$346,997	$249,664	$(2,742)	$(41,198)	$188,373	$(57,324)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(181,472)	(163,589)	517,210	33,485	194,978	(97,951)
Change in unrealized gain (loss)	(73,719)	628,532	2,664,256	906,144	829,984	2,010,482
Net increase (decrease) in contract owners' equity from operations	91,806	714,607	3,178,724	898,431	1,213,335	1,855,207
Equity transactions:
Contract purchase payments (note 1)	1,058	353	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	1,809,224	7,982,783	(527,721)	366,991	343,067	(85,057)
Transfers (to) and from fixed dollar contract	(19,756)	0	0	407	0	4
Withdrawals and surrenders	(1,471,537)	(417,554)	(1,124,308)	(644,741)	(1,025,449)	(710,183)
Surrender charges (note 2)	(27)	(20)	(276)	(109)	(134)	(18)
Annual contract charges (note 2)	(192,352)	(139,803)	(263,522)	(262,594)	(252,744)	(251,546)
Annuity and death benefit payments	(707,848)	(536,822)	(955,786)	(889,083)	(944,645)	(706,079)
Net equity transactions	(581,238)	6,888,937	(2,871,613)	(1,429,129)	(1,879,905)	(1,752,879)
Net change in contract owners' equity	(489,432)	7,603,544	307,111	(530,698)	(666,570)	102,328
Contract owners' equity:
Beginning of period	18,425,848	10,822,304	18,094,376	18,625,074	16,214,083	16,111,755
End of period	$17,936,416	$18,425,848	$18,401,487	$18,094,376	$15,547,513	$16,214,083

Change in units:
Beginning units	2,096,726	1,276,899	1,706,964	1,846,512	1,713,324	1,911,883
Units purchased	236,196	956,506	24,937	72,078	50,516	15,120
Units redeemed	(298,625)	(136,679)	(265,064)	(211,626)	(237,449)	(213,679)
Ending units	2,034,297	2,096,726	1,466,837	1,706,964	1,526,391	1,713,324

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	AVIP - AVIP Constellation Managed Risk Growth Subaccount	AVIP - AVIP Constellation Managed Risk Growth Subaccount	AVIP - AVIP Moderately Conservative Model Subaccount	AVIP - AVIP Moderately Conservative Model Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$79,084	$(143,333)	$17,003	$(59,696)	$25,359	$59,594
Reinvested capital gains	216,244	0	111,479	0	7,375	77,802
Realized gain (loss)	381,522	222,168	185,375	95,925	(4,102)	(16,184)
Change in unrealized gain (loss)	322,591	1,335,167	219,882	650,666	108,829	84,512
Net increase (decrease) in contract owners' equity from operations	999,441	1,414,002	533,739	686,895	137,461	205,724
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	71,451	(122,036)	(853)	(97,483)	0	(55,954)
Transfers (to) and from fixed dollar contract	0	0	0	627	0	0
Withdrawals and surrenders	(653,801)	(624,713)	(215,720)	(200,573)	0	0
Surrender charges (note 2)	(40)	(20)	(16)	(56)	0	0
Annual contract charges (note 2)	(159,399)	(162,355)	(65,366)	(64,022)	(17,946)	(17,713)
Annuity and death benefit payments	(586,748)	(601,915)	(247,949)	(194,444)	0	(1,616)
Net equity transactions	(1,328,537)	(1,511,039)	(529,904)	(555,951)	(17,946)	(75,283)
Net change in contract owners' equity	(329,096)	(97,037)	3,835	130,944	119,515	130,441
Contract owners' equity:
Beginning of period	10,364,651	10,461,688	4,259,136	4,128,192	2,191,460	2,061,019
End of period	$10,035,555	$10,364,651	$4,262,971	$4,259,136	$2,310,975	$2,191,460

Change in units:
Beginning units	856,802	990,766	341,853	390,645	179,590	186,043
Units purchased	15,249	8,980	8,077	7,363	0	0
Units redeemed	(117,621)	(142,944)	(47,644)	(56,155)	(1,373)	(6,453)
Ending units	754,430	856,802	302,286	341,853	178,217	179,590

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	AVIP - AVIP Balanced Model Subaccount	AVIP - AVIP Balanced Model Subaccount	AVIP - AVIP Moderate Growth Model Subaccount	AVIP - AVIP Moderate Growth Model Subaccount	AVIP - AVIP Growth Model Subaccount	AVIP - AVIP Growth Model Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$15,259	$62,452	$5,538	$98,810	$3,597	$64,443
Reinvested capital gains	0	104,744	0	184,831	0	115,015
Realized gain (loss)	6,655	(4,198)	6,266	(791)	11,800	(2,196)
Change in unrealized gain (loss)	115,370	34,834	227,374	21,325	125,931	(2,201)
Net increase (decrease) in contract owners' equity from operations	137,284	197,832	239,178	304,175	141,328	175,061
Equity transactions:
Contract purchase payments (note 1)	0	0	4,800	4,800	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	10,400	(3,466)	(4,932)	(4,817)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(25,591)	(90,855)	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(21,473)	(22,971)	(19,552)	(18,777)	(10,184)	(10,264)
Annuity and death benefit payments	(91,956)	(91,680)	(121,465)	(15,023)	(91,337)	(90,206)
Net equity transactions	(128,620)	(208,972)	(141,149)	(33,817)	(101,521)	(100,470)
Net change in contract owners' equity	8,664	(11,140)	98,029	270,358	39,807	74,591
Contract owners' equity:
Beginning of period	1,664,950	1,676,090	2,305,193	2,034,835	1,124,501	1,049,910
End of period	$1,673,614	$1,664,950	$2,403,222	$2,305,193	$1,164,308	$1,124,501

Change in units:
Beginning units	124,449	141,175	160,324	162,892	71,363	78,339
Units purchased	924	493	314	365	0	0
Units redeemed	(10,033)	(17,219)	(9,546)	(2,933)	(5,771)	(6,976)
Ending units	115,340	124,449	151,092	160,324	65,592	71,363

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$100,601	$72,325	$(54,653)	$(46,937)	$(13,734)	$(11,034)
Reinvested capital gains	0	0	727,266	143,043	258,634	43,698
Realized gain (loss)	190	12,476	137,200	12,491	38,815	6,271
Change in unrealized gain (loss)	0	0	(11,414)	549,372	(7,034)	229,564
Net increase (decrease) in contract owners' equity from operations	100,791	84,801	798,399	657,969	276,681	268,499
Equity transactions:
Contract purchase payments (note 1)	27,645	584,946	513	4,387	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	2,065,236	77,150	(146,094)	(174,768)	(33,903)	(35,839)
Transfers (to) and from fixed dollar contract	55,468	10,000	(6,595)	67	0	0
Withdrawals and surrenders	(47,932)	(701,178)	(286,929)	(480,076)	0	(2,189)
Surrender charges (note 2)	(1)	(3)	(8)	(16)	0	(1)
Annual contract charges (note 2)	(7,690)	(11,639)	(50,937)	(51,529)	(6,456)	(5,882)
Annuity and death benefit payments	(130,028)	(106,949)	(188,129)	(168,897)	(46,152)	(25,495)
Net equity transactions	1,962,698	(147,673)	(678,179)	(870,832)	(86,511)	(69,406)
Net change in contract owners' equity	2,063,489	(62,872)	120,220	(212,863)	190,170	199,093
Contract owners' equity:
Beginning of period	2,857,960	2,920,832	5,205,357	5,418,220	1,004,422	805,329
End of period	$4,921,449	$2,857,960	$5,325,577	$5,205,357	$1,194,592	$1,004,422

Change in units:
Beginning units	205,297	278,441	104,052	120,522	22,845	24,540
Units purchased	219,572	86,508	5,589	4,000	887	333
Units redeemed	(60,213)	(159,652)	(19,757)	(20,470)	(2,443)	(2,028)
Ending units	364,656	205,297	89,884	104,052	21,289	22,845

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$7,466	$8,537	$65,393	$31,613	$23,171	$37,175
Reinvested capital gains	125,706	53,642	0	82,183	54,827	0
Realized gain (loss)	20,501	11,560	47,927	(25,397)	34,838	(46,531)
Change in unrealized gain (loss)	99,298	82,088	44,726	173,071	355,134	671,267
Net increase (decrease) in contract owners' equity from operations	252,971	155,827	158,046	261,470	467,970	661,911
Equity transactions:
Contract purchase payments (note 1)	0	0	256	2,144	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	71,973	(103,060)	(102,225)	1,015,537	96,047	(749)
Transfers (to) and from fixed dollar contract	0	0	(3,199)	34	0	422
Withdrawals and surrenders	(11,282)	(21,865)	(130,978)	(201,023)	(181,434)	(278,879)
Surrender charges (note 2)	0	0	(6)	(7)	(86)	(45)
Annual contract charges (note 2)	(15,320)	(14,250)	(25,494)	(21,310)	(86,614)	(84,983)
Annuity and death benefit payments	(45,590)	(41,711)	(125,658)	(84,535)	(194,540)	(170,905)
Net equity transactions	(219)	(180,886)	(387,304)	710,840	(366,627)	(535,139)
Net change in contract owners' equity	252,752	(25,059)	(229,258)	972,310	101,343	126,772
Contract owners' equity:
Beginning of period	1,866,129	1,891,188	2,861,764	1,889,454	5,802,122	5,675,350
End of period	$2,118,881	$1,866,129	$2,632,506	$2,861,764	$5,903,465	$5,802,122

Change in units:
Beginning units	54,752	60,365	151,581	106,601	351,707	386,773
Units purchased	3,197	3,748	19,335	63,811	8,865	3,955
Units redeemed	(3,189)	(9,361)	(37,515)	(18,831)	(30,218)	(39,021)
Ending units	54,760	54,752	133,401	151,581	330,354	351,707

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(2,761)	$(3,537)	$(1,253)	$(788)	$18,462	$18,611
Reinvested capital gains	6,862	0	5,573	3,636	0	0
Realized gain (loss)	21,763	28,553	6,291	2,171	127,525	97,690
Change in unrealized gain (loss)	38,434	82,814	19,483	22,624	483,680	473,303
Net increase (decrease) in contract owners' equity from operations	64,298	107,830	30,094	27,643	629,667	589,604
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(13,345)	(16,052)	16,569	(5,821)	39,074	(22,251)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	418
Withdrawals and surrenders	(41,170)	(158,611)	0	0	(104,630)	(208,663)
Surrender charges (note 2)	(10)	0	0	0	(147)	0
Annual contract charges (note 2)	(1,309)	(2,839)	(1,074)	(811)	(59,695)	(57,959)
Annuity and death benefit payments	(10,476)	(10,171)	(4,703)	(3,661)	(188,312)	(157,283)
Net equity transactions	(66,310)	(187,673)	10,792	(10,293)	(313,710)	(445,738)
Net change in contract owners' equity	(2,012)	(79,843)	40,886	17,350	315,957	143,866
Contract owners' equity:
Beginning of period	226,133	305,976	133,913	116,563	4,783,932	4,640,066
End of period	$224,121	$226,133	$174,799	$133,913	$5,099,889	$4,783,932

Change in units:
Beginning units	8,263	16,272	7,715	8,354	166,317	181,416
Units purchased	0	0	1,612	0	4,332	7,693
Units redeemed	(2,137)	(8,009)	(893)	(639)	(14,030)	(22,792)
Ending units	6,126	8,263	8,434	7,715	156,619	166,317

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(526)	$2,209	$4,006	$3,588	$(1,646)	$7,535
Reinvested capital gains	0	0	0	0	69,276	115,994
Realized gain (loss)	53,765	63,683	(881)	(21,218)	85,316	5,667
Change in unrealized gain (loss)	48,480	145,583	(2,121)	21,694	(7,845)	(29,242)
Net increase (decrease) in contract owners' equity from operations	101,719	211,475	1,004	4,064	145,101	99,954
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	138,007	(43,888)	30,468	70,473	(158,150)	5,331
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(79,901)	(242,603)	0	(150,365)	(79,075)	(46,894)
Surrender charges (note 2)	(1)	0	0	0	0	(13)
Annual contract charges (note 2)	(18,774)	(21,461)	(828)	(1,964)	(8,719)	(7,137)
Annuity and death benefit payments	(77,428)	(93,527)	(7,259)	(3,157)	(93,592)	(8,888)
Net equity transactions	(38,097)	(401,479)	22,381	(85,013)	(339,536)	(57,601)
Net change in contract owners' equity	63,622	(190,004)	23,385	(80,949)	(194,435)	42,353
Contract owners' equity:
Beginning of period	2,284,639	2,474,643	101,237	182,186	838,453	796,100
End of period	$2,348,261	$2,284,639	$124,622	$101,237	$644,018	$838,453

Change in units:
Beginning units	134,803	159,799	9,808	18,933	19,683	21,160
Units purchased	11,515	7,512	3,166	7,013	7,171	375
Units redeemed	(13,379)	(32,508)	(879)	(16,138)	(13,070)	(1,852)
Ending units	132,939	134,803	12,095	9,808	13,784	19,683

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	ASVT - VT Opportunity Subaccount	ASVT - VT Opportunity Subaccount	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$322	$307	$(503)	$(429)	$(11,285)	$(9,242)
Reinvested capital gains	26,972	13,891	3,727	2,634	0	0
Realized gain (loss)	1,578	1,364	108	43	(79,652)	(132,688)
Change in unrealized gain (loss)	(15,049)	9,615	1,302	4,641	453,203	440,151
Net increase (decrease) in contract owners' equity from operations	13,823	25,177	4,634	6,889	362,266	298,221
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	28,196	(1,018)	0	0	(67,501)	(15,406)
Transfers (to) and from fixed dollar contract	0	0	0	1	0	0
Withdrawals and surrenders	(128,706)	0	0	0	(40,551)	(59,238)
Surrender charges (note 2)	0	0	0	0	(5)	(4)
Annual contract charges (note 2)	(1,271)	(980)	(188)	(197)	(5,176)	(5,355)
Annuity and death benefit payments	(1,611)	(16,357)	0	0	(20,900)	(13,248)
Net equity transactions	(103,392)	(18,355)	(188)	(196)	(132,693)	(91,811)
Net change in contract owners' equity	(89,569)	6,822	4,446	6,693	229,573	206,410
Contract owners' equity:
Beginning of period	194,868	188,046	34,666	27,973	880,208	673,798
End of period	$105,299	$194,868	$39,112	$34,666	$1,109,781	$880,208

Change in units:
Beginning units	4,185	4,592	582	586	17,194	19,324
Units purchased	626	197	0	0	322	441
Units redeemed	(2,706)	(604)	(3)	(4)	(2,566)	(2,571)
Ending units	2,105	4,185	579	582	14,950	17,194

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,503)	$(3,857)	$(7,125)	$(5,862)	$(2,178)	$(1,818)
Reinvested capital gains	63,773	0	41,286	17,613	28,905	0
Realized gain (loss)	21,827	13,963	5,306	(7,305)	4,862	(902)
Change in unrealized gain (loss)	25,870	81,535	96,062	137,906	16,969	42,641
Net increase (decrease) in contract owners' equity from operations	107,967	91,641	135,529	142,352	48,558	39,921
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(51,503)	(12,349)	(18,764)	(32,117)	(10,170)	(1,704)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(2,773)	(90,072)	0	(888)	(24,660)	(744)
Surrender charges (note 2)	(2)	(4)	0	(2)	0	(1)
Annual contract charges (note 2)	(3,144)	(3,831)	(1,030)	(955)	(1,547)	(1,507)
Annuity and death benefit payments	(18,221)	(12,274)	(19,008)	(18,675)	(7,354)	(6,348)
Net equity transactions	(75,643)	(118,530)	(38,802)	(52,637)	(43,731)	(10,304)
Net change in contract owners' equity	32,324	(26,889)	96,727	89,715	4,827	29,617
Contract owners' equity:
Beginning of period	430,708	457,597	465,708	375,993	215,442	185,825
End of period	$463,032	$430,708	$562,435	$465,708	$220,269	$215,442

Change in units:
Beginning units	11,018	14,294	9,226	10,428	5,903	6,220
Units purchased	13	418	61	30	1	81
Units redeemed	(1,670)	(3,694)	(750)	(1,232)	(1,152)	(398)
Ending units	9,361	11,018	8,537	9,226	4,752	5,903

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Trend Driven Allocation Subaccount	GSVS - Trend Driven Allocation Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(13,833)	$(10,309)	$93,622	$14,308	$104,558	$179,797
Reinvested capital gains	44,912	52,455	0	0	0	0
Realized gain (loss)	225,132	(13,226)	35,683	(69,587)	117,408	(9,619)
Change in unrealized gain (loss)	148,954	294,445	420,295	797,456	103,280	790,803
Net increase (decrease) in contract owners' equity from operations	405,165	323,365	549,600	742,177	325,246	960,981
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	553	5,371
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,100,290)	308,479	90,098	(54,869)	56,777	(383,734)
Transfers (to) and from fixed dollar contract	0	0	0	418	(6,363)	67
Withdrawals and surrenders	(10,283)	(155)	(419,926)	(246,963)	(402,721)	(204,310)
Surrender charges (note 2)	0	0	(13)	(14)	(8)	(5)
Annual contract charges (note 2)	(8,899)	(7,970)	(85,226)	(85,208)	(50,221)	(51,609)
Annuity and death benefit payments	(75,225)	(13,189)	(208,512)	(261,551)	(214,197)	(182,836)
Net equity transactions	(1,194,697)	287,165	(623,579)	(648,187)	(616,180)	(817,056)
Net change in contract owners' equity	(789,532)	610,530	(73,979)	93,990	(290,934)	143,925
Contract owners' equity:
Beginning of period	1,366,117	755,587	5,668,897	5,574,907	5,219,886	5,075,961
End of period	$576,585	$1,366,117	$5,594,918	$5,668,897	$4,928,952	$5,219,886

Change in units:
Beginning units	31,740	24,747	408,163	457,560	214,961	252,075
Units purchased	87	8,642	8,957	14,242	13,742	508
Units redeemed	(21,449)	(1,649)	(51,062)	(63,639)	(41,575)	(37,622)
Ending units	10,378	31,740	366,058	408,163	187,128	214,961

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	LAZS - U.S. Small Cap Equity Select Subaccount	LAZS - U.S. Small Cap Equity Select Subaccount	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(9,959)	$(9,592)	$144,218	$3,032	$(113,898)	$(110,139)
Reinvested capital gains	28,233	0	21,709	0	0	423,003
Realized gain (loss)	(10,698)	(15,717)	(54,841)	(314,014)	47,597	(47,831)
Change in unrealized gain (loss)	69,437	93,720	300,509	1,528,879	619,901	428,909
Net increase (decrease) in contract owners' equity from operations	77,013	68,411	411,595	1,217,897	553,600	693,942
Equity transactions:
Contract purchase payments (note 1)	0	0	1,490	13,860	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	14,382	23,562	304,940	(517,757)	250,076	(58,010)
Transfers (to) and from fixed dollar contract	0	0	(17,312)	185	0	3
Withdrawals and surrenders	(94,381)	(39,874)	(573,038)	(405,402)	(630,312)	(93,794)
Surrender charges (note 2)	0	(2)	(22)	(16)	(145)	(43)
Annual contract charges (note 2)	(5,063)	(5,478)	(91,092)	(94,718)	(120,546)	(119,350)
Annuity and death benefit payments	(14,623)	(17,963)	(352,387)	(333,067)	(307,647)	(300,639)
Net equity transactions	(99,685)	(39,755)	(727,421)	(1,336,915)	(808,574)	(571,833)
Net change in contract owners' equity	(22,672)	28,656	(315,826)	(119,018)	(254,974)	122,109
Contract owners' equity:
Beginning of period	816,233	787,577	9,062,958	9,181,976	7,995,747	7,873,638
End of period	$793,561	$816,233	$8,747,132	$9,062,958	$7,740,773	$7,995,747

Change in units:
Beginning units	18,623	19,561	505,018	585,234	515,810	554,990
Units purchased	737	739	38,856	15,752	16,726	8,899
Units redeemed	(2,985)	(1,677)	(75,585)	(95,968)	(66,319)	(48,079)
Ending units	16,375	18,623	468,289	505,018	466,217	515,810

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	ABVB - VPS Relative Value Subaccount	ABVB - VPS Relative Value Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,929)	$170	$(1,053)	$(670)	$(3,346)	$(3,136)
Reinvested capital gains	9,628	5,715	14,412	32,682	0	0
Realized gain (loss)	(3,155)	(15,845)	4,038	(2,179)	(43,826)	(24,632)
Change in unrealized gain (loss)	65,501	83,031	26,366	9,226	84,391	64,362
Net increase (decrease) in contract owners' equity from operations	68,045	73,071	43,763	39,059	37,219	36,594
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(7,564)	12,449	(7,611)	14,353	(16,526)	5,912
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(151,417)	(3,311)	(52,648)	0	(26,774)	(10,823)
Surrender charges (note 2)	0	(1)	0	0	0	(5)
Annual contract charges (note 2)	(6,898)	(6,207)	(5,122)	(4,786)	(2,359)	(2,479)
Annuity and death benefit payments	(20,020)	(46,009)	(22,365)	(13,066)	(12,550)	(4,825)
Net equity transactions	(185,899)	(43,079)	(87,746)	(3,499)	(56,769)	(10,780)
Net change in contract owners' equity	(117,854)	29,992	(43,983)	35,560	(19,550)	25,814
Contract owners' equity:
Beginning of period	694,550	664,558	422,294	386,734	253,888	228,074
End of period	$576,696	$694,550	$378,311	$422,294	$234,338	$253,888

Change in units:
Beginning units	19,442	20,602	19,565	19,815	7,062	7,497
Units purchased	423	746	323	1,292	290	511
Units redeemed	(5,310)	(1,906)	(3,352)	(1,542)	(1,563)	(946)
Ending units	14,555	19,442	16,536	19,565	5,789	7,062

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$127,026	$199,786	$(4,905)	$(5,609)	$(6,966)	$(6,400)
Reinvested capital gains	0	0	0	0	41,386	7,800
Realized gain (loss)	237,790	(213,802)	(36,463)	(70,490)	(11,507)	(14,016)
Change in unrealized gain (loss)	2,423,386	3,292,222	62,053	138,002	45,516	103,948
Net increase (decrease) in contract owners' equity from operations	2,788,202	3,278,206	20,685	61,903	68,429	91,332
Equity transactions:
Contract purchase payments (note 1)	9,750	18,000	0	0	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	320,146	(414,367)	(6,976)	15,120	(17,952)	(1,662)
Transfers (to) and from fixed dollar contract	0	1,251	0	0	0	0
Withdrawals and surrenders	(1,462,000)	(621,759)	(49,166)	(109,305)	(34,504)	(6,619)
Surrender charges (note 2)	(175)	(68)	0	(16)	0	0
Annual contract charges (note 2)	(410,153)	(411,335)	(4,272)	(5,323)	(3,962)	(3,978)
Annuity and death benefit payments	(1,462,134)	(1,012,853)	(21,032)	(21,867)	(15,393)	(18,768)
Net equity transactions	(3,004,566)	(2,441,131)	(81,446)	(121,391)	(70,371)	(29,587)
Net change in contract owners' equity	(216,364)	837,075	(60,761)	(59,488)	(1,942)	61,745
Contract owners' equity:
Beginning of period	26,889,512	26,052,437	437,022	496,510	546,499	484,754
End of period	$26,673,148	$26,889,512	$376,261	$437,022	$544,557	$546,499

Change in units:
Beginning units	2,080,381	2,281,915	10,395	13,345	15,972	16,889
Units purchased	39,223	15,378	279	499	618	396
Units redeemed	(255,473)	(216,912)	(2,197)	(3,449)	(2,484)	(1,313)
Ending units	1,864,131	2,080,381	8,477	10,395	14,106	15,972

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$18,581	$9,984	$(1,051)	$(1,032)	$94,405	$123,522
Reinvested capital gains	102,452	85,811	11,156	5,821	0	0
Realized gain (loss)	(8,916)	(10,773)	1,495	180	(102,786)	(137,500)
Change in unrealized gain (loss)	6,347	74,985	5,508	18,297	65,419	166,693
Net increase (decrease) in contract owners' equity from operations	118,464	160,007	17,108	23,266	57,038	152,715
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	345	2,134
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	100,266	186,090	(5,466)	(6,302)	811,953	591,564
Transfers (to) and from fixed dollar contract	0	0	0	0	(4,879)	50
Withdrawals and surrenders	(483,329)	(64,070)	(1,833)	(2,707)	(335,640)	(301,044)
Surrender charges (note 2)	(3)	(45)	0	0	(14)	(19)
Annual contract charges (note 2)	(30,765)	(24,196)	(847)	(871)	(78,599)	(81,985)
Annuity and death benefit payments	(63,275)	(43,242)	(3,023)	(2,487)	(405,926)	(354,850)
Net equity transactions	(477,106)	54,537	(11,169)	(12,367)	(12,760)	(144,150)
Net change in contract owners' equity	(358,642)	214,544	5,939	10,899	44,278	8,565
Contract owners' equity:
Beginning of period	2,028,106	1,813,562	119,897	108,998	7,040,402	7,031,837
End of period	$1,669,464	$2,028,106	$125,836	$119,897	$7,084,680	$7,040,402

Change in units:
Beginning units	82,871	80,421	4,554	5,072	464,879	471,095
Units purchased	4,915	10,217	3	43	56,520	51,026
Units redeemed	(25,118)	(7,767)	(395)	(561)	(59,775)	(57,242)
Ending units	62,668	82,871	4,162	4,554	461,624	464,879

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - CommodityReal Return® Strategy Subaccount	PVIA - CommodityReal Return® Strategy Subaccount	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$14,308	$6,342	$8,736	$173,236	$13,621	$16,104
Reinvested capital gains	0	6,809	0	0	0	0
Realized gain (loss)	(40,380)	(9,601)	(52,124)	(34,726)	(1,182)	(2,316)
Change in unrealized gain (loss)	14,096	21,551	81,787	(248,916)	4,507	8,580
Net increase (decrease) in contract owners' equity from operations	(11,976)	25,101	38,399	(110,406)	16,946	22,368
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	54,300	34,599	167,435	161,483	36,781	8,762
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(127,737)	(6,823)	(184)	(4,096)	(152,397)	(83,417)
Surrender charges (note 2)	0	(1)	0	0	0	(6)
Annual contract charges (note 2)	(5,303)	(4,622)	(14,503)	(14,519)	(2,910)	(2,881)
Annuity and death benefit payments	(10,326)	(8,292)	(82,804)	(20,512)	(19,542)	(18,915)
Net equity transactions	(89,066)	14,861	69,944	122,356	(138,068)	(96,457)
Net change in contract owners' equity	(101,042)	39,962	108,343	11,950	(121,122)	(74,089)
Contract owners' equity:
Beginning of period	669,840	629,878	1,181,244	1,169,294	482,150	556,239
End of period	$568,798	$669,840	$1,289,587	$1,181,244	$361,028	$482,150

Change in units:
Beginning units	44,715	43,778	153,055	137,879	45,242	54,940
Units purchased	3,715	2,556	27,576	25,582	3,569	1,615
Units redeemed	(12,215)	(1,619)	(17,312)	(10,406)	(16,608)	(11,313)
Ending units	36,215	44,715	163,319	153,055	32,203	45,242

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$65,745	$59,957	$(8,872)	$(5,536)	$(3,108)	$(10,623)
Reinvested capital gains	0	0	60,230	62,952	96,270	180,407
Realized gain (loss)	(26,901)	(21,639)	(2,142)	(9,013)	23,512	14,157
Change in unrealized gain (loss)	36,100	52,453	35,741	78,457	(64,071)	283,811
Net increase (decrease) in contract owners' equity from operations	74,944	90,771	84,957	126,860	52,603	467,752
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(15,352)	131,687	(460)	(20,736)	210,381	(100,696)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(224,730)	(95,453)	(1,105)	(1,108)	(45,203)	(187,186)
Surrender charges (note 2)	(4)	(9)	0	0	0	(10)
Annual contract charges (note 2)	(21,550)	(23,434)	(6,271)	(6,121)	(18,377)	(18,634)
Annuity and death benefit payments	(78,811)	(127,136)	(9,922)	(9,670)	(96,512)	(46,619)
Net equity transactions	(340,447)	(114,345)	(17,758)	(37,635)	50,289	(353,145)
Net change in contract owners' equity	(265,503)	(23,574)	67,199	89,225	102,892	114,607
Contract owners' equity:
Beginning of period	2,438,365	2,461,939	771,246	682,021	2,246,391	2,131,784
End of period	$2,172,862	$2,438,365	$838,445	$771,246	$2,349,283	$2,246,391

Change in units:
Beginning units	248,727	260,088	16,542	17,494	54,232	63,476
Units purchased	29,071	21,845	114	14	6,358	2,341
Units redeemed	(63,045)	(33,206)	(471)	(966)	(6,365)	(11,585)
Ending units	214,753	248,727	16,185	16,542	54,225	54,232

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. EQV International Equity Series II Subaccount	AIMI - Invesco V.I. EQV International Equity Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(8,613)	$(8,918)	$3,370	$(15,480)	$(9,236)	$(6,708)
Reinvested capital gains	47,588	0	6,866	931	20,888	32,074
Realized gain (loss)	581	(34,413)	1,906	(12,769)	12,889	7,482
Change in unrealized gain (loss)	42,215	153,955	(22,216)	216,939	28,816	32,347
Net increase (decrease) in contract owners' equity from operations	81,771	110,624	(10,074)	189,621	53,357	65,195
Equity transactions:
Contract purchase payments (note 1)	0	0	1,080	1,080	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	669	(56,278)	43,511	(17,963)	13,814	24,657
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(68,030)	(57,854)	(41,749)	(16,726)	(11,236)	(17,430)
Surrender charges (note 2)	0	(3)	0	(2)	0	0
Annual contract charges (note 2)	(5,801)	(6,261)	(9,610)	(10,039)	(6,996)	(7,279)
Annuity and death benefit payments	(25,878)	(17,203)	(35,043)	(42,596)	(27,990)	(28,143)
Net equity transactions	(99,040)	(137,599)	(41,811)	(86,246)	(32,408)	(28,195)
Net change in contract owners' equity	(17,269)	(26,975)	(51,885)	103,375	20,949	37,000
Contract owners' equity:
Beginning of period	724,241	751,216	1,297,005	1,193,630	763,337	726,337
End of period	$706,972	$724,241	$1,245,120	$1,297,005	$784,286	$763,337

Change in units:
Beginning units	17,588	21,476	86,988	93,061	33,656	35,113
Units purchased	336	633	3,270	1,716	1,438	1,283
Units redeemed	(2,794)	(4,521)	(5,901)	(7,789)	(2,917)	(2,740)
Ending units	15,130	17,588	84,357	86,988	32,177	33,656

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$25,424	$22,316	$(1,813)	$(1,523)	$8,714	$27,613
Reinvested capital gains	2,823	36,942	0	0	0	0
Realized gain (loss)	(1,713)	(1,773)	(67)	(9,067)	25,753	(634)
Change in unrealized gain (loss)	10,535	(13,488)	35,217	49,333	(66,172)	219,737
Net increase (decrease) in contract owners' equity from operations	37,069	43,997	33,337	38,743	(31,705)	246,716
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	12,004
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	24,163	30,261	(17,463)	(17,916)	39,547	(128,574)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	168
Withdrawals and surrenders	(4,625)	(49,509)	(10,243)	0	(65,780)	(79,861)
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(5,997)	(6,104)	(721)	(657)	(12,644)	(14,590)
Annuity and death benefit payments	(18,720)	(19,163)	(517)	(385)	(39,640)	(41,261)
Net equity transactions	(5,179)	(44,515)	(28,944)	(18,958)	(78,517)	(252,114)
Net change in contract owners' equity	31,890	(518)	4,393	19,785	(110,222)	(5,398)
Contract owners' equity:
Beginning of period	635,539	636,057	119,023	99,238	1,423,876	1,429,274
End of period	$667,429	$635,539	$123,416	$119,023	$1,313,654	$1,423,876

Change in units:
Beginning units	27,680	29,702	2,977	3,520	86,245	103,938
Units purchased	1,303	1,542	109	0	11,020	1,760
Units redeemed	(1,498)	(3,564)	(686)	(543)	(14,794)	(19,453)
Ending units	27,485	27,680	2,400	2,977	82,471	86,245

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$15,995	$14,113	$41,260	$42,087	$(15,741)	$(14,702)
Reinvested capital gains	39,957	190,826	4,814	71,723	0	0
Realized gain (loss)	20,058	(28,247)	(2,452)	(3,913)	(10,573)	(108,860)
Change in unrealized gain (loss)	200,928	96,230	22,972	(27,084)	314,763	497,923
Net increase (decrease) in contract owners' equity from operations	276,938	272,922	66,594	82,813	288,449	374,361
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(146,320)	13,372	23,836	28,113	(165,902)	(159,087)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(202,516)	(135,173)	(108,409)	(44,611)	(65,058)	(47,565)
Surrender charges (note 2)	(1)	(29)	0	0	0	(5)
Annual contract charges (note 2)	(40,649)	(43,832)	(9,200)	(9,538)	(12,562)	(12,796)
Annuity and death benefit payments	(98,641)	(93,585)	(46,235)	(47,645)	(52,311)	(17,458)
Net equity transactions	(488,127)	(259,247)	(140,008)	(73,681)	(295,833)	(236,911)
Net change in contract owners' equity	(211,189)	13,675	(73,414)	9,132	(7,384)	137,450
Contract owners' equity:
Beginning of period	2,882,684	2,869,009	1,224,460	1,215,328	1,090,371	952,921
End of period	$2,671,495	$2,882,684	$1,151,046	$1,224,460	$1,082,987	$1,090,371

Change in units:
Beginning units	183,172	200,579	65,837	70,054	31,829	39,502
Units purchased	2,804	3,070	1,591	1,693	527	586
Units redeemed	(31,807)	(20,477)	(8,941)	(5,910)	(7,610)	(8,259)
Ending units	154,169	183,172	58,487	65,837	24,746	31,829

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Subaccount	FEDS - Kaufmann Fund II Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$76,015	$132,007	$4,254	$234	$(4,958)	$(8,925)
Reinvested capital gains	0	0	0	8,651	21,492	0
Realized gain (loss)	116,318	(2,923)	(16,825)	(19,034)	(318)	(19,251)
Change in unrealized gain (loss)	(356,524)	1,211,117	55,095	79,078	82,851	119,676
Net increase (decrease) in contract owners' equity from operations	(164,191)	1,340,201	42,524	68,929	99,067	91,500
Equity transactions:
Contract purchase payments (note 1)	1,362	882	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	700,161	(918,393)	4,389	(194)	(8,453)	(116,955)
Transfers (to) and from fixed dollar contract	(15,854)	0	0	0	0	0
Withdrawals and surrenders	(690,574)	(264,971)	(47,460)	(43,048)	(1,258)	(1,242)
Surrender charges (note 2)	(19)	(16)	0	0	0	0
Annual contract charges (note 2)	(78,004)	(80,595)	(4,397)	(4,338)	(6,128)	(5,960)
Annuity and death benefit payments	(274,049)	(245,694)	(68,650)	(12,010)	(53,164)	(5,958)
Net equity transactions	(356,977)	(1,508,787)	(116,118)	(59,590)	(69,003)	(130,115)
Net change in contract owners' equity	(521,168)	(168,586)	(73,594)	9,339	30,064	(38,615)
Contract owners' equity:
Beginning of period	7,783,459	7,952,045	560,628	551,289	669,722	708,337
End of period	$7,262,291	$7,783,459	$487,034	$560,628	$699,786	$669,722

Change in units:
Beginning units	651,931	793,913	32,280	35,573	26,381	31,439
Units purchased	75,361	8,585	352	162	123	482
Units redeemed	(100,761)	(150,567)	(6,718)	(3,455)	(2,565)	(5,540)
Ending units	626,531	651,931	25,914	32,280	23,939	26,381

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (continued)	For the Periods Ended December 31, 2024 and 2023

	IVYV - Macquarie VIP Asset Strategy Subaccount	IVYV - Macquarie VIP Asset Strategy Subaccount	IVYV - Macquarie VIP Natural Resources Subaccount	IVYV - Macquarie VIP Natural Resources Subaccount	IVYV - Macquarie VIP Science and Technology Subaccount	IVYV - Macquarie VIP Science and Technology Subaccount
	2024	2023	2024	2023	2024	2023
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$14,123	$18,924	$9,588	$3,917	$(9,867)	$(8,176)
Reinvested capital gains	95,235	0	0	0	22,115	34,466
Realized gain (loss)	4,865	(43,312)	5,027	1,384	2,388	(18,032)
Change in unrealized gain (loss)	159,645	323,090	(15,140)	(4,311)	170,015	187,508
Net increase (decrease) in contract owners' equity from operations	273,868	298,702	(525)	990	184,651	195,766
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	720	720
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(2,038)	(110,478)	(999)	18,957	(48,871)	(18,323)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	25,000
Withdrawals and surrenders	(167,086)	(35,086)	(32,625)	(29,584)	(49,667)	(3,828)
Surrender charges (note 2)	0	(14)	0	(2)	0	(1)
Annual contract charges (note 2)	(20,214)	(21,710)	(1,759)	(2,311)	(6,492)	(6,220)
Annuity and death benefit payments	(115,347)	(110,801)	(5,436)	(6,468)	(27,139)	(18,501)
Net equity transactions	(304,685)	(278,089)	(40,819)	(19,408)	(131,449)	(21,153)
Net change in contract owners' equity	(30,817)	20,613	(41,344)	(18,418)	53,202	174,613
Contract owners' equity:
Beginning of period	2,535,894	2,515,281	255,745	274,163	698,997	524,384
End of period	$2,505,077	$2,535,894	$214,401	$255,745	$752,199	$698,997

Change in units:
Beginning units	128,781	143,452	29,806	32,203	12,358	12,743
Units purchased	880	1,402	1,923	2,586	74	760
Units redeemed	(15,239)	(16,073)	(6,486)	(4,983)	(2,120)	(1,145)
Ending units	114,422	128,781	25,243	29,806	10,312	12,358

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2024

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA” or “the Company”). The Account is established as a funding vehicle for NSLA’s variable individual annuity contracts and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “40 Act”). The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

NSLA is a stock life insurance company wholly owned by AuguStar℠ Life Insurance Company (“ALIC”), a stock holding company wholly owned by Constellation Insurance, Inc. (“CII”). CII is 100% owned by Constellation Insurance Holdings, Inc., a stock holding company organized under Ohio insurance laws. In 1998, ALIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies.

The variable annuity contracts funding the Account were sold by registered representatives of broker-dealers that entered into distribution agreements with AuguStar℠ Distributors, Inc. (“ADI”). ADI is a subsidiary of CII and is the principal underwriter of the contracts. NSLA pays ADI a sales commission based on a pre-determined percentage of each purchase payment and ADI pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective March 16, 2018, NSLA no longer actively markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force block of variable contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

AuguStar℠ Variable Insurance Products Fund, Inc.: AVIP Bond, AVIP BlackRock Balanced Allocation, AVIP BlackRock Advantage International Equity, AVIP Fidelity Institutional AM® Equity Growth , AVIP AB Small Cap, AVIP AB Mid Cap Core, AVIP S&P 500® Index, AVIP BlackRock Advantage Large Cap Value, AVIP Federated High Income Bond, AVIP Nasdaq-100® Index, AVIP BlackRock Advantage Large Cap Core, AVIP BlackRock Advantage Small Cap Growth, AVIP S&P MidCap 400® Index, AVIP BlackRock Advantage Large Cap Growth, AVIP Constellation Dynamic Risk Balanced, AVIP Federated Core Plus Bond, AVIP Intech U.S. Low Volatility, AVIP Constellation Managed Risk Moderate Growth, AVIP Constellation Managed Risk Growth, AVIP Constellation Managed Risk Balanced, AVIP Moderately Conservative Model, AVIP Balanced Model, AVIP Moderate Growth Model, and AVIP Growth Model.

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy and ClearBridge Variable Large Cap Value

Allspring Variable Trust: VT Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: U.S. Equity Insights, Strategic Growth, and Trend Driven Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, US Small Cap Equity Select, International Equity, and Global Dynamic Multi-Asset

Lincoln Variable Insurance Products Trust- Standard Class: LVIP JPMorgan Small Cap Core

AB Variable Products Series Fund, Inc. - Class B: VPS Relative Value, VPS Small Cap Growth, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Short-Term, and Low Duration

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. EQV International Equity Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin DynaTech VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin DynaTech VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series - Service Shares: Kaufmann Fund II

Ivy Variable Insurance Portfolios - Service Shares: Macquarie VIP Asset Strategy, Macquarie VIP Natural Resources, and Macquarie VIP Science and Technology

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest, and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Constellation Investments, Inc. (formerly Ohio National Investments, Inc.) (“CINV”), an affiliate of CII, performs investment advisory services on behalf of AuguStar℠ Variable Insurance Products Fund, Inc. in which the Account invests. For these services, CINV recorded advisory fees of approximately $61.5 million and $58.9 million from AuguStar℠ Variable Insurance Products Fund, Inc. for the periods ended December 31, 2024 and 2023, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the contract owners’ equity allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2024.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Operating Segments

In this reporting period, the subaccounts adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the subaccounts’ financial position nor the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NSLA’s Vice President, Mutual Fund Operations is each of the subaccount's CODM and has determined that each subaccount has operated as a single segment since inception. The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team. The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the underlying mutual fund’s performance to its respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements. Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.

G.	Subsequent Events

The Account has evaluated for subsequent events through the date these financial statements were issued, and there are no events that require financial statement disclosure or adjustments to the financial statements.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts' assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ALIC when a contract is surrendered, or a partial withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%

Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	NA NA 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%
Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ALIC when a contract is surrendered, or a partial withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	NA
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%
Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ALIC when a contract is surrendered, or a partial withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:

Optional Annual Stepped-up Death Benefit

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70!

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%
(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Replacements, and Other Significant Transactions

Effective August 16, 2024, the AVIP Fidelity Institutional AM® Equity Growth of AuguStar℠ Variable Insurance Products Fund, Inc. issued a reverse share split (1:10 split ratio).

The Account, along with ALIC, NSLA, and certain other variable separate account entities affiliated with ALIC were parties to a correspondence letter filed with the Securities and Exchange Commission (the “SEC”) on August 25, 2023, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of seven unaffiliated funds currently available as subaccounts under certain variable contracts for shares of one unaffiliated and six affiliated fund options, also available as subaccounts under those contracts.

The substitution transactions impacting the Account were:

Existing Subaccounts	Replacement Subaccounts
PSF PGIM Jennison Focused Blend - Class II of The Prudential Series Fund, Inc.	AVIP Fidelity Institutional AM® Equity Growth of AuguStar℠ Variable Insurance Products Fund, Inc.
PSF PGIM Jennison Growth - Class II of The Prudential Series Fund, Inc.	AVIP BlackRock Advantage Large Cap Growth of AuguStar℠ Variable Insurance Products Fund, Inc.
LVIP JPMorgan Mid Cap Value - Standard Class of Lincoln Variable Insurance Products Trust	AVIP S&P MidCap 400® Index of AuguStar℠ Variable Insurance Products Fund, Inc.
VIF U.S. Real Estate - Class II of Morgan Stanley Variable Insurance Fund, Inc.	VIP Real Estate - Service Class 2 of Fidelity® Variable Insurance Products Fund
Western Asset Core Plus VIT - Class II of Legg Mason Partners Variable Income Trust	AVIP Federated Core Plus Bond of AuguStar℠ Variable Insurance Products Fund, Inc.
V.I. Balanced-Risk Allocation Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AVIP Constellation Dynamic Risk Balanced of AuguStar℠ Variable Insurance Products Fund, Inc.
Large Cap Value - Institutional Shares and Service Shares of Goldman Sachs Variable Insurance Trust	AVIP S&P 500® Index of AuguStar℠ Variable Insurance Products Fund, Inc.

The substitution transactions were effected on August 25, 2023, via cash redemptions from the Existing Subaccounts and cash subscriptions to the Replacement Subaccounts.

Effective April 28, 2023, Small Cap Core of J.P. Morgan Insurance Trust - Class I merged into the LVIP JPMorgan Small Cap Core of Lincoln Variable Insurance Products Trust- Standard Class.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in investment companies that have a readily determinable fair value and are valued at Net Asset Value (“NAV”).
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 40 Act mutual funds, which have readily determinable fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

	Purchases	Sales
AVIP - AVIP Bond Subaccount	$165,171	$183,902
AVIP - AVIP BlackRock Balanced Allocation Subaccount	714,167	3,102,961
AVIP - AVIP BlackRock Advantage International Equity Subaccount	171,687	245,677
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	146,959	332,705
AVIP - AVIP AB Small Cap Subaccount	112,611	519,485
AVIP - AVIP AB Mid Cap Core Subaccount	11,434	41,113
AVIP - AVIP S&P 500® Index Subaccount	1,574,876	4,085,039
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	377,721	1,364,966
AVIP - AVIP Federated High Income Bond Subaccount	544,821	737,199
AVIP - AVIP Nasdaq-100® Index Subaccount	1,219,314	410,133
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	670,062	2,899,724
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	219,044	919,832
AVIP - AVIP S&P MidCap 400® Index Subaccount	218,798	460,698
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	885,568	1,491,504
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	1,344,978	7,230,541
AVIP - AVIP Federated Core Plus Bond Subaccount	2,637,745	2,871,986
AVIP - AVIP Intech U.S. Low Volatility Subaccount	547,185	3,421,540
AVIP - AVIP Constellation Managed Risk Balanced Subaccount	918,505	2,610,037
AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	641,706	1,674,915
AVIP - AVIP Constellation Managed Risk Growth Subaccount	306,293	707,715
AVIP - AVIP Moderately Conservative Model Subaccount	64,622	49,834
AVIP - AVIP Balanced Model Subaccount	46,936	160,297
AVIP - AVIP Moderate Growth Model Subaccount	43,400	179,011
AVIP - AVIP Growth Model Subaccount	15,601	113,525
FIDS - VIP Government Money Market Subaccount	2,815,517	752,218
FID2 - VIP Mid Cap Subaccount	1,078,028	1,083,594
FID2 - VIP Growth Subaccount	303,976	145,587
FID2 - VIP Equity-Income Subaccount	276,117	143,164
FID2 - VIP Real Estate Subaccount	454,740	776,651
FID2 - VIP Target Volatility Subaccount	318,676	607,305
JASS - Janus Henderson Research Subaccount	6,862	69,071
JASS - Janus Henderson Global Research Subaccount	36,480	21,368
JASS - Janus Henderson Balanced Subaccount	216,623	511,871

	Purchases	Sales
JASS - Janus Henderson Overseas Subaccount	$234,507	$273,130
JASS - Janus Henderson Flexible Bond Subaccount	36,708	10,321
LEGI - ClearBridge Variable Dividend Strategy Subaccount	389,032	660,938
LEGI - ClearBridge Variable Large Cap Value Subaccount	60,875	136,973
ASVT - VT Opportunity Subaccount	3,745	709
MSV2 - VIF Growth Subaccount	15,679	159,657
GSVI - U.S. Equity Insights Subaccount	67,333	82,706
GSVI - Strategic Growth Subaccount	44,659	49,300
GSVS - U.S. Equity Insights Subaccount	29,788	46,792
GSVS - Strategic Growth Subaccount	49,341	1,212,959
GSVS - Trend Driven Allocation Subaccount	308,985	838,942
LAZS - Emerging Markets Equity Subaccount	515,065	1,026,687
LAZS - U.S. Small Cap Equity Select Subaccount	63,533	144,944
LAZS - International Equity Subaccount	1,011,488	1,572,982
LAZS - Global Dynamic Multi-Asset Subaccount	274,508	1,196,980
LINC - LVIP JPMorgan Small Cap Core Subaccount	29,887	210,087
ABVB - VPS Relative Value Subaccount	27,275	101,662
ABVB - VPS Small Cap Growth Subaccount	10,663	70,778
ABVB - VPS Global Risk Allocation-Moderate Subaccount	1,054,673	3,932,213
MFSI - New Discovery Subaccount	11,989	98,340
MFSI - Mid Cap Growth Subaccount	64,134	100,085
MFSI - Total Return Subaccount	270,741	626,814
MFS2 - Massachusetts Investors Growth Stock Subaccount	11,391	12,455
PVIA - Real Return Subaccount	1,052,847	971,202
PVIA - Global Bond Opportunities Subaccount	77,016	151,774
PVIA - CommodityRealReturn® Strategy Subaccount	240,249	161,569
PVIA - Short-Term Subaccount	55,603	180,050
PVIA - Low Duration Subaccount	377,216	651,918
BNYS - Appreciation Subaccount	67,101	33,501
ROYI - Small-Cap Subaccount	409,228	265,777
ROYI - Micro-Cap Subaccount	61,586	121,651
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	75,969	107,544
NBAS - AMT Mid Cap Intrinsic Value Subaccount	57,164	77,920
FRT2 - Franklin Income VIP Subaccount	67,620	44,552
FRT2 - Franklin DynaTech VIP Subaccount	5,009	35,766
FRT2 - Templeton Foreign VIP Subaccount	210,078	279,881
FRT5 - Franklin VolSmart Allocation VIP Subaccount	143,028	575,203
FRT4 - Franklin Income VIP Subaccount	93,226	187,160
FRT4 - Franklin DynaTech VIP Subaccount	22,040	333,614
FRT4 - Templeton Foreign VIP Subaccount	1,066,021	1,346,983
FRT4 - Franklin Allocation VIP Subaccount	17,232	129,096
FEDS - Kaufmann Fund II Subaccount	29,424	81,893
IVYV - Macquarie VIP Asset Strategy Subaccount	162,125	357,452
IVYV - Macquarie VIP Natural Resources Subaccount	28,399	59,630
IVYV - Macquarie VIP Science and Technology Subaccount	26,776	145,977

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners' equity for contracts in the accumulation period only and excludes the portion of contract owners' equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AVIP - AVIP Bond Subaccount	2024	56,084	$12.10 to $22.45	$1,026,598	0.90% to 1.65%	0.70% to 1.46%	3.55%
AVIP - AVIP Bond Subaccount	2023	58,426	$11.93 to $22.13	$1,057,332	0.90% to 1.70%	6.50% to 7.34%	3.20%
AVIP - AVIP Bond Subaccount	2022	64,706	$11.20 to $20.61	$1,106,156	0.90% to 1.70%	-16.60% to -15.94%	3.24%
AVIP - AVIP Bond Subaccount	2021	70,551	$13.43 to $24.52	$1,441,036	0.90% to 1.70%	-3.16% to -2.39%	2.73%
AVIP - AVIP Bond Subaccount	2020	70,115	$13.87 to $25.12	$1,470,160	0.90% to 1.70%	7.76% to 8.61%	0.69%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2024	438,109	$33.86 to $34.96	$14,746,931	0.90% to 1.75%	17.43% to 18.43%	1.57%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2023	522,446	$28.59 to $29.77	$14,912,721	0.90% to 1.75%	19.05% to 20.05%	1.73%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2022	605,585	$23.81 to $25.01	$14,492,081	0.90% to 1.75%	-19.81% to -19.14%	1.44%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2021	650,108	$29.45 to $31.19	$19,333,508	0.90% to 1.75%	17.01% to 18.00%	1.51%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2020	751,586	$24.96 to $26.65	$18,989,770	0.90% to 1.75%	13.65% to 14.61%	0.19%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2024	142,358	$17.25 to $17.67	$2,172,993	0.90% to 1.65%	4.55% to 5.34%	2.44%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2023	148,844	$16.38 to $16.90	$2,166,409	0.90% to 1.65%	17.02% to 17.88%	3.65%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2022	198,179	$13.89 to $14.44	$2,453,213	0.90% to 1.65%	-14.88% to -14.24%	2.64%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2021	199,553	$16.20 to $16.97	$2,894,908	0.90% to 1.65%	11.65% to 12.48%	1.34%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2020	221,230	$13.41 to $14.40	$2,863,381	0.90% to 1.55%	5.11% to 5.79%	0.64%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2024	53,732	$40.77 to $65.54	$2,110,335	0.90% to 1.65%	28.54% to 29.51%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2023	61,839	$31.48 to $50.65	$1,891,139	0.90% to 1.70%	37.07% to 38.15%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2022	29,122	$22.79 to $36.95	$683,435	0.90% to 1.70%	-35.02% to -34.51%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2021	28,912	$34.79 to $56.87	$1,040,965	0.90% to 1.70%	17.70% to 18.63%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2020	30,597	$29.33 to $48.32	$936,473	0.90% to 1.70%	35.56% to 36.64%	0.00%
AVIP - AVIP AB Small Cap Subaccount	2024	82,760	$29.05 to $43.09	$2,363,333	0.90% to 1.70%	11.90% to 12.80%	0.44%
AVIP - AVIP AB Small Cap Subaccount	2023	95,603	$25.75 to $38.51	$2,448,628	0.90% to 1.70%	15.26% to 16.17%	0.00%
AVIP - AVIP AB Small Cap Subaccount	2022	104,479	$22.17 to $33.41	$2,313,406	0.90% to 1.70%	-29.92% to -29.37%	0.05%
AVIP - AVIP AB Small Cap Subaccount	2021	102,666	$31.38 to $47.68	$3,231,553	0.90% to 1.70%	6.36% to 7.21%	0.00%
AVIP - AVIP AB Small Cap Subaccount	2020	106,093	$29.27 to $44.82	$3,137,566	0.90% to 1.70%	31.79% to 32.84%	0.12%
AVIP - AVIP AB Mid Cap Core Subaccount	2024	5,618	$47.62 to $54.34	$272,506	0.90% to 1.40%	12.62% to 13.18%	0.46%
AVIP - AVIP AB Mid Cap Core Subaccount	2023	6,213	$42.29 to $48.01	$266,739	0.90% to 1.40%	15.44% to 16.01%	0.39%
AVIP - AVIP AB Mid Cap Core Subaccount	2022	10,907	$36.63 to $41.39	$402,679	0.90% to 1.40%	-24.37% to -24.00%	0.23%
AVIP - AVIP AB Mid Cap Core Subaccount	2021	11,294	$48.44 to $54.46	$550,956	0.90% to 1.40%	15.18% to 15.75%	0.15%
AVIP - AVIP AB Mid Cap Core Subaccount	2020	11,442	$42.06 to $47.05	$484,438	0.90% to 1.40%	17.50% to 18.08%	0.08%
AVIP - AVIP S&P 500® Index Subaccount	2024	316,777	$54.47 to $62.54	$17,825,153	0.90% to 1.75%	22.41% to 23.45%	1.14%
AVIP - AVIP S&P 500® Index Subaccount	2023	388,824	$44.50 to $50.66	$17,771,248	0.90% to 1.75%	23.56% to 24.60%	1.58%
AVIP - AVIP S&P 500® Index Subaccount	2022	255,053	$36.01 to $40.66	$9,451,132	0.90% to 1.75%	-19.82% to -19.15%	1.24%
AVIP - AVIP S&P 500® Index Subaccount	2021	268,895	$44.92 to $50.28	$12,372,702	0.90% to 1.75%	26.05% to 27.11%	1.40%
AVIP - AVIP S&P 500® Index Subaccount	2020	314,439	$35.63 to $39.56	$11,428,813	0.90% to 1.75%	15.96% to 16.94%	0.39%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2024	186,394	$34.33 to $34.37	$5,974,804	0.90% to 1.75%	13.75% to 14.72%	1.55%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2023	221,717	$29.96 to $30.18	$6,225,267	0.90% to 1.75%	11.43% to 12.37%	2.00%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2022	243,114	$26.67 to $27.08	$6,101,052	0.90% to 1.75%	-10.54% to -9.78%	1.54%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2021	269,081	$29.56 to $30.27	$7,522,880	0.90% to 1.75%	23.23% to 24.27%	1.28%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2020	322,017	$23.79 to $24.57	$7,275,419	0.90% to 1.75%	1.87% to 2.73%	0.95%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AVIP - AVIP Federated High Income Bond Subaccount	2024	139,149	$17.68 to $34.06	$3,773,446	0.90% to 1.75%	4.61% to 5.50%	5.88%
AVIP - AVIP Federated High Income Bond Subaccount	2023	153,623	$16.90 to $32.29	$3,946,816	0.90% to 1.75%	10.75% to 11.68%	5.97%
AVIP - AVIP Federated High Income Bond Subaccount	2022	163,685	$15.26 to $28.91	$3,788,016	0.90% to 1.75%	-12.95% to -12.22%	5.69%
AVIP - AVIP Federated High Income Bond Subaccount	2021	186,243	$17.53 to $32.93	$4,927,484	0.90% to 1.75%	3.16% to 4.03%	5.10%
AVIP - AVIP Federated High Income Bond Subaccount	2020	189,635	$16.99 to $31.66	$4,857,017	0.90% to 1.75%	4.43% to 5.31%	1.54%
AVIP - AVIP Nasdaq-100® Index Subaccount	2024	104,956	$47.11 to $102.09	$4,731,627	0.90% to 1.65%	23.32% to 24.24%	0.49%
AVIP - AVIP Nasdaq-100® Index Subaccount	2023	103,651	$37.92 to $82.24	$3,798,102	0.90% to 1.70%	51.87% to 53.07%	0.47%
AVIP - AVIP Nasdaq-100® Index Subaccount	2022	114,066	$24.77 to $54.15	$2,766,837	0.90% to 1.70%	-33.70% to -33.17%	0.40%
AVIP - AVIP Nasdaq-100® Index Subaccount	2021	136,429	$37.07 to $81.67	$4,901,384	0.90% to 1.70%	24.87% to 25.86%	0.50%
AVIP - AVIP Nasdaq-100® Index Subaccount	2020	143,840	$29.45 to $65.40	$4,134,731	0.90% to 1.70%	45.84% to 47.00%	0.17%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2024	206,361	$49.53 to $62.31	$11,451,090	0.90% to 1.75%	24.08% to 25.13%	0.83%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2023	253,887	$39.92 to $49.79	$11,284,325	0.90% to 1.75%	23.68% to 24.72%	1.02%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2022	299,702	$32.27 to $39.92	$10,727,283	0.90% to 1.75%	-20.94% to -20.27%	0.80%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2021	310,732	$40.82 to $50.08	$14,012,568	0.90% to 1.75%	26.28% to 27.34%	0.96%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2020	374,042	$32.33 to $39.32	$13,302,034	0.90% to 1.75%	15.52% to 16.50%	0.19%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2024	123,356	$32.52 to $35.64	$4,023,811	0.90% to 1.75%	8.38% to 9.30%	0.08%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2023	143,195	$30.00 to $32.61	$4,289,783	0.90% to 1.75%	18.22% to 19.21%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2022	155,489	$25.38 to $27.35	$3,924,047	0.90% to 1.75%	-27.39% to -26.78%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2021	151,710	$34.96 to $37.36	$5,257,273	0.90% to 1.75%	2.26% to 3.13%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2020	154,462	$34.18 to $36.23	$5,213,308	0.90% to 1.75%	32.02% to 33.14%	0.00%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2024	113,081	$29.22 to $36.25	$3,112,665	0.90% to 1.70%	11.52% to 12.41%	1.01%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2023	125,764	$26.00 to $32.50	$3,108,540	0.90% to 1.70%	13.58% to 14.47%	1.45%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2022	41,265	$22.71 to $27.09	$872,994	0.90% to 1.55%	-14.72% to -14.17%	1.03%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2021	47,619	$26.46 to $31.77	$1,177,070	0.90% to 1.55%	22.28% to 23.07%	1.01%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2020	51,591	$21.50 to $25.98	$1,040,930	0.90% to 1.55%	11.59% to 12.31%	0.15%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2024	155,063	$52.56 to $59.66	$7,997,166	0.90% to 1.70%	28.86% to 29.89%	0.24%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2023	183,337	$40.47 to $46.30	$7,310,132	0.90% to 1.70%	38.44% to 39.53%	0.14%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2022	199,062	$29.00 to $33.44	$5,689,774	0.90% to 1.70%	-33.69% to -33.17%	0.00%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2021	52,574	$43.39 to $50.72	$2,280,019	0.90% to 1.65%	24.63% to 25.56%	0.26%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2020	62,420	$34.56 to $40.70	$2,164,994	0.90% to 1.65%	31.79% to 32.77%	0.19%
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	2024	2,204,593	$18.59 to $20.33	$42,354,387	0.90% to 1.75%	10.56% to 11.50%	1.87%
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	2023	2,533,128	$16.82 to $18.24	$43,891,086	0.90% to 1.75%	10.96% to 11.89%	1.06%
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	2022	2,313,126	$15.16 to $16.30	$35,995,465	0.90% to 1.75%	-23.95% to -23.31%	0.26%
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	2021	460,745	$19.93 to $21.25	$9,463,842	0.90% to 1.75%	13.07% to 14.02%	0.70%
AVIP - AVIP Constellation Dynamic Risk Balanced Subaccount	2020	439,756	$17.63 to $18.64	$7,930,097	0.90% to 1.75%	20.05% to 21.06%	0.28%
AVIP - AVIP Federated Core Plus Bond Subaccount	2024	2,034,297	$8.64 to $8.94	$17,868,970	0.90% to 1.75%	-0.06% to 0.79%	3.12%
AVIP - AVIP Federated Core Plus Bond Subaccount	2023	2,096,726	$8.64 to $8.87	$18,346,623	0.90% to 1.75%	3.37% to 4.24%	3.12%
AVIP - AVIP Federated Core Plus Bond Subaccount	2022	1,276,899	$8.36 to $8.51	$10,763,190	0.90% to 1.75%	-14.28% to -13.56%	1.55%
AVIP - AVIP Federated Core Plus Bond Subaccount	2021	1,392,969	$9.76 to $9.84	$13,644,926	0.90% to 1.75%	-2.97% to -2.15%	0.66%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2024	1,466,837	$12.40 to $12.78	$18,401,487	0.90% to 1.75%	17.96% to 18.96%	1.41%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2023	1,706,964	$10.52 to $10.74	$18,094,376	0.90% to 1.75%	4.76% to 5.64%	1.18%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2022	1,846,512	$10.04 to $10.17	$18,625,074	0.90% to 1.75%	-8.92% to -8.15%	0.53%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2021	2,182,418	$11.02 to $11.07	$24,091,606	0.90% to 1.75%	10.21%(a) to 10.69%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AVIP - AVIP Constellation Managed Risk Balanced Subaccount	2024	1,526,391	$10.07 to $10.37	$15,547,513	0.90% to 1.75%	7.27% to 8.18%	2.58%
AVIP - AVIP Constellation Managed Risk Balanced Subaccount	2023	1,713,324	$9.39 to $9.59	$16,214,083	0.90% to 1.75%	11.93% to 12.87%	1.05%
AVIP - AVIP Constellation Managed Risk Balanced Subaccount	2022	1,911,883	$8.39 to $8.49	$16,111,755	0.90% to 1.75%	-17.28% to -16.59%	0.66%
AVIP - AVIP Constellation Managed Risk Balanced Subaccount	2021	1,367,435	$10.14 to $10.18	$13,885,220	0.90% to 1.75%	1.38%(a) to 1.83%(b)	0.00%
AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	2024	754,430	$13.20 to $13.45	$10,035,555	0.90% to 1.75%	9.58% to 10.51%	2.15%
AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	2023	856,802	$12.04 to $12.17	$10,364,651	0.90% to 1.75%	14.16% to 15.11%	0.00%
AVIP - AVIP Constellation Managed Risk Moderate Growth Subaccount	2022	990,766	$10.55 to $10.57	$10,461,688	0.90% to 1.75%	5.51%(a) to 5.70%(b)	0.00%
AVIP - AVIP Constellation Managed Risk Growth Subaccount	2024	302,286	$14.01 to $14.28	$4,262,971	0.90% to 1.75%	12.87% to 13.83%	1.86%
AVIP - AVIP Constellation Managed Risk Growth Subaccount	2023	341,853	$12.42 to $12.54	$4,259,136	0.90% to 1.75%	17.57% to 18.56%	0.00%
AVIP - AVIP Constellation Managed Risk Growth Subaccount	2022	390,645	$10.56 to $10.58	$4,128,192	0.90% to 1.75%	5.61%(a) to 5.80%(b)	0.00%
AVIP - AVIP Moderately Conservative Model Subaccount	2024	178,217	$12.97	$2,310,975	1.40%	6.27%	2.52%
AVIP - AVIP Moderately Conservative Model Subaccount	2023	179,590	$12.20	$2,191,460	1.40%	10.23%	4.21%
AVIP - AVIP Moderately Conservative Model Subaccount	2022	186,043	$11.07 to $11.39	$2,061,019	0.90% to 1.40%	-16.29% to -15.88%	1.84%
AVIP - AVIP Moderately Conservative Model Subaccount	2021	196,582	$13.22 to $13.54	$2,601,554	0.90% to 1.40%	6.41% to 6.94%	1.12%
AVIP - AVIP Moderately Conservative Model Subaccount	2020	201,425	$12.43 to $12.67	$2,505,537	0.90% to 1.40%	9.89% to 10.44%	0.00%
AVIP - AVIP Balanced Model Subaccount	2024	115,340	$13.88 to $14.77	$1,673,614	0.90% to 1.70%	7.82% to 8.68%	2.03%
AVIP - AVIP Balanced Model Subaccount	2023	124,449	$12.87 to $13.59	$1,664,950	0.90% to 1.70%	12.05% to 12.94%	4.84%
AVIP - AVIP Balanced Model Subaccount	2022	141,175	$11.49 to $12.03	$1,676,090	0.90% to 1.70%	-17.16% to -16.50%	2.19%
AVIP - AVIP Balanced Model Subaccount	2021	134,791	$13.87 to $14.41	$1,922,639	0.90% to 1.70%	9.17% to 10.04%	0.87%
AVIP - AVIP Balanced Model Subaccount	2020	139,944	$12.70 to $13.09	$1,818,530	0.90% to 1.70%	11.86% to 12.75%	0.00%
AVIP - AVIP Moderate Growth Model Subaccount	2024	151,092	$15.57 to $16.50	$2,403,222	0.90% to 1.65%	10.30% to 11.13%	1.61%
AVIP - AVIP Moderate Growth Model Subaccount	2023	160,324	$14.12 to $14.85	$2,305,193	0.90% to 1.65%	14.78% to 15.63%	5.97%
AVIP - AVIP Moderate Growth Model Subaccount	2022	162,892	$12.30 to $12.84	$2,034,835	0.90% to 1.65%	-18.51% to -17.91%	2.33%
AVIP - AVIP Moderate Growth Model Subaccount	2021	190,458	$15.10 to $15.65	$2,921,117	0.90% to 1.65%	12.97% to 13.81%	0.42%
AVIP - AVIP Moderate Growth Model Subaccount	2020	193,401	$13.36 to $13.75	$2,617,479	0.90% to 1.65%	13.85% to 14.70%	0.00%
AVIP - AVIP Growth Model Subaccount	2024	65,592	$17.22 to $17.90	$1,164,308	0.90% to 1.40%	12.17% to 12.73%	1.32%
AVIP - AVIP Growth Model Subaccount	2023	71,363	$15.35 to $15.88	$1,124,501	0.90% to 1.40%	17.09% to 17.67%	6.88%
AVIP - AVIP Growth Model Subaccount	2022	78,339	$13.11 to $13.49	$1,049,910	0.90% to 1.40%	-19.41% to -19.02%	2.15%
AVIP - AVIP Growth Model Subaccount	2021	61,207	$16.27 to $16.66	$1,011,452	0.90% to 1.40%	15.95% to 16.53%	0.25%
AVIP - AVIP Growth Model Subaccount	2020	63,690	$14.03 to $14.30	$904,391	0.90% to 1.40%	17.03% to 17.62%	0.00%
FIDS - VIP Government Money Market Subaccount	2024	364,656	$9.13 to $13.09	$4,465,747	0.90% to 1.70%	3.24% to 4.06%	4.83%
FIDS - VIP Government Money Market Subaccount	2023	205,297	$8.84 to $12.58	$2,358,510	0.90% to 1.70%	3.05% to 3.87%	4.68%
FIDS - VIP Government Money Market Subaccount	2022	278,441	$8.58 to $12.11	$2,920,399	0.90% to 1.70%	-0.33% to 0.46%	1.33%
FIDS - VIP Government Money Market Subaccount	2021	280,955	$8.61 to $12.06	$3,066,632	0.90% to 1.70%	-1.66% to -0.88%	0.01%
FIDS - VIP Government Money Market Subaccount	2020	157,930	$8.75 to $12.16	$1,708,901	0.90% to 1.70%	-1.40% to -0.62%	0.27%
FID2 - VIP Mid Cap Subaccount	2024	89,884	$33.86 to $77.56	$5,308,330	0.90% to 1.75%	15.14% to 16.12%	0.34%
FID2 - VIP Mid Cap Subaccount	2023	104,052	$29.40 to $66.80	$5,184,508	0.90% to 1.75%	12.83% to 13.78%	0.36%
FID2 - VIP Mid Cap Subaccount	2022	120,522	$26.06 to $58.71	$5,400,119	0.90% to 1.75%	-16.43% to -15.72%	0.26%
FID2 - VIP Mid Cap Subaccount	2021	135,193	$31.18 to $69.66	$7,163,000	0.90% to 1.75%	23.15% to 24.19%	0.36%
FID2 - VIP Mid Cap Subaccount	2020	153,135	$25.32 to $56.09	$6,516,262	0.90% to 1.75%	15.83% to 16.81%	0.39%
FID2 - VIP Growth Subaccount	2024	21,289	$49.93 to $80.01	$1,194,592	0.90% to 1.65%	27.95% to 28.91%	0.00%
FID2 - VIP Growth Subaccount	2023	22,845	$38.73 to $62.54	$1,004,422	0.90% to 1.65%	33.69% to 34.68%	0.00%
FID2 - VIP Growth Subaccount	2022	24,540	$28.76 to $46.78	$805,329	0.90% to 1.65%	-25.87% to -25.32%	0.34%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FID2 - VIP Growth Subaccount	2021	24,552	$38.51 to $63.10	$1,077,502	0.90% to 1.65%	20.91% to 21.81%	0.00%
FID2 - VIP Growth Subaccount	2020	27,612	$31.61 to $52.19	$980,767	0.90% to 1.65%	41.21% to 42.27%	0.04%
FID2 - VIP Equity-Income Subaccount	2024	54,760	$34.75 to $42.00	$2,118,881	0.90% to 1.55%	13.29% to 14.02%	1.65%
FID2 - VIP Equity-Income Subaccount	2023	54,752	$30.68 to $36.84	$1,866,129	0.90% to 1.55%	8.70% to 9.40%	1.73%
FID2 - VIP Equity-Income Subaccount	2022	60,365	$28.22 to $33.67	$1,891,188	0.90% to 1.55%	-6.69% to -6.09%	2.16%
FID2 - VIP Equity-Income Subaccount	2021	39,443	$30.25 to $35.85	$1,313,160	0.90% to 1.55%	22.70% to 23.49%	1.48%
FID2 - VIP Equity-Income Subaccount	2020	52,968	$24.65 to $29.03	$1,429,100	0.90% to 1.55%	4.81% to 5.49%	1.74%
FID2 - VIP Real Estate Subaccount	2024	133,401	$19.80 to $22.79	$2,623,757	0.90% to 1.75%	4.41% to 5.29%	3.75%
FID2 - VIP Real Estate Subaccount	2023	151,581	$18.81 to $21.83	$2,850,588	0.90% to 1.75%	8.99% to 9.90%	2.72%
FID2 - VIP Real Estate Subaccount	2022	106,601	$17.11 to $20.03	$1,879,177	0.90% to 1.75%	-28.94% to -28.34%	1.20%
FID2 - VIP Real Estate Subaccount	2021	100,003	$23.88 to $28.19	$2,459,355	0.90% to 1.75%	36.26% to 37.41%	0.90%
FID2 - VIP Real Estate Subaccount	2020	125,749	$17.38 to $20.69	$2,257,221	0.90% to 1.75%	-8.40% to -7.62%	1.95%
FID2 - VIP Target Volatility Subaccount	2024	330,354	$17.11 to $18.90	$5,903,465	0.90% to 1.75%	7.90% to 8.82%	1.77%
FID2 - VIP Target Volatility Subaccount	2023	351,707	$15.86 to $17.37	$5,802,122	0.90% to 1.75%	11.97% to 12.92%	2.03%
FID2 - VIP Target Volatility Subaccount	2022	386,773	$14.16 to $15.38	$5,675,350	0.90% to 1.75%	-17.10% to -16.40%	2.24%
FID2 - VIP Target Volatility Subaccount	2021	417,442	$17.08 to $18.40	$7,363,957	0.90% to 1.75%	10.11% to 11.03%	0.02%
FID2 - VIP Target Volatility Subaccount	2020	481,202	$15.52 to $16.57	$7,689,486	0.90% to 1.75%	7.11% to 8.02%	1.24%
JASS - Janus Henderson Research Subaccount	2024	6,126	$37.89 to $57.88	$224,121	0.90% to 1.55%	32.88% to 33.75%	0.00%
JASS - Janus Henderson Research Subaccount	2023	8,263	$28.33 to $43.56	$226,133	0.90% to 1.55%	40.64% to 41.54%	0.07%
JASS - Janus Henderson Research Subaccount	2022	16,272	$20.01 to $30.97	$305,976	0.90% to 1.55%	-31.13% to -30.69%	0.00%
JASS - Janus Henderson Research Subaccount	2021	16,623	$28.88 to $44.97	$451,302	0.90% to 1.55%	18.22% to 18.98%	0.02%
JASS - Janus Henderson Research Subaccount	2020	17,698	$24.27 to $38.04	$405,364	0.90% to 1.55%	30.55% to 31.39%	0.29%
JASS - Janus Henderson Global Research Subaccount	2024	8,434	$21.53 to $35.96	$174,799	0.90% to 1.65%	21.25% to 22.16%	0.62%
JASS - Janus Henderson Global Research Subaccount	2023	7,715	$29.66 to $30.86	$133,913	1.35% to 1.65%	24.42% to 24.79%	0.77%
JASS - Janus Henderson Global Research Subaccount	2022	8,354	$23.83 to $24.73	$116,563	1.35% to 1.65%	-20.91% to -20.68%	0.87%
JASS - Janus Henderson Global Research Subaccount	2021	9,008	$30.14 to $31.18	$156,828	1.35% to 1.65%	15.88% to 16.23%	0.34%
JASS - Janus Henderson Global Research Subaccount	2020	12,470	$26.01 to $26.83	$182,680	1.35% to 1.65%	17.81% to 18.16%	0.64%
JASS - Janus Henderson Balanced Subaccount	2024	156,619	$29.10 to $42.85	$5,099,889	0.90% to 1.70%	13.21% to 14.11%	1.75%
JASS - Janus Henderson Balanced Subaccount	2023	166,317	$25.70 to $37.55	$4,783,932	0.90% to 1.70%	13.22% to 14.11%	1.77%
JASS - Janus Henderson Balanced Subaccount	2022	181,416	$22.70 to $32.91	$4,640,066	0.90% to 1.70%	-18.01% to -17.36%	0.96%
JASS - Janus Henderson Balanced Subaccount	2021	201,221	$27.69 to $39.82	$6,347,547	0.90% to 1.70%	14.96% to 15.87%	0.67%
JASS - Janus Henderson Balanced Subaccount	2020	213,674	$24.09 to $34.37	$5,905,164	0.90% to 1.70%	12.12% to 13.01%	2.08%
JASS - Janus Henderson Overseas Subaccount	2024	132,939	$12.90 to $19.73	$2,348,261	0.90% to 1.65%	3.85% to 4.63%	1.29%
JASS - Janus Henderson Overseas Subaccount	2023	134,803	$12.20 to $18.86	$2,284,639	0.90% to 1.55%	8.90% to 9.60%	1.41%
JASS - Janus Henderson Overseas Subaccount	2022	159,799	$11.42 to $17.21	$2,474,643	0.90% to 1.65%	-10.31% to -9.65%	1.67%
JASS - Janus Henderson Overseas Subaccount	2021	171,187	$12.73 to $19.05	$2,945,567	0.90% to 1.65%	11.45% to 12.28%	1.03%
JASS - Janus Henderson Overseas Subaccount	2020	180,965	$11.42 to $16.96	$2,784,100	0.90% to 1.65%	14.13% to 14.98%	1.19%
JASS - Janus Henderson Flexible Bond Subaccount	2024	12,095	$9.82 to $10.51	$124,622	0.90% to 1.65%	-0.04% to 0.71%	4.43%
JASS - Janus Henderson Flexible Bond Subaccount	2023	9,808	$9.83 to $10.43	$101,237	0.90% to 1.65%	3.59% to 4.36%	3.56%
JASS - Janus Henderson Flexible Bond Subaccount	2022	18,933	$9.45 to $10.00	$182,186	0.90% to 1.70%	-15.34% to -14.67%	1.97%
JASS - Janus Henderson Flexible Bond Subaccount	2021	20,395	$11.16 to $11.72	$231,218	0.90% to 1.70%	-2.77% to -2.00%	1.62%
JASS - Janus Henderson Flexible Bond Subaccount	2020	20,025	$11.48 to $11.96	$233,157	0.90% to 1.70%	8.40% to 9.27%	2.46%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2024	13,784	$44.90 to $53.21	$644,018	0.90% to 1.65%	14.93% to 15.80%	1.02%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2023	19,683	$39.18 to $45.96	$838,453	0.90% to 1.55%	12.46% to 13.18%	2.12%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2022	21,160	$34.84 to $40.60	$796,100	0.90% to 1.55%	-9.50% to -8.92%	1.49%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2021	18,720	$38.50 to $44.58	$785,149	0.90% to 1.55%	24.86% to 25.67%	1.52%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	21,114	$30.84 to $35.48	$704,071	0.90% to 1.55%	6.02% to 6.71%	1.34%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2024	2,105	$46.48 to $53.04	$105,299	0.90% to 1.40%	6.58% to 7.11%	1.24%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2023	4,185	$34.27 to $49.52	$194,868	0.90% to 1.55%	13.34% to 14.07%	1.23%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2022	4,592	$30.24 to $43.41	$188,046	0.90% to 1.55%	-7.86% to -7.26%	1.24%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2021	6,296	$32.81 to $46.81	$281,491	0.90% to 1.55%	24.28% to 25.08%	0.92%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	8,432	$28.15 to $37.42	$298,293	0.90% to 1.65%	3.53% to 4.31%	1.10%
ASVT - VT Opportunity Subaccount	2024	579	$67.58	$39,112	1.40%	13.45%	0.05%
ASVT - VT Opportunity Subaccount	2023	582	$59.57	$34,666	1.40%	24.76%	0.00%
ASVT - VT Opportunity Subaccount	2022	586	$47.75	$27,973	1.40%	-21.90%	0.00%
ASVT - VT Opportunity Subaccount	2021	589	$61.14	$36,014	1.40%	23.05%	0.04%
ASVT - VT Opportunity Subaccount	2020	592	$49.68	$29,428	1.40%	19.33%	0.44%
MSV2 - VIF Growth Subaccount	2024	14,950	$72.86 to $78.15	$1,109,781	0.90% to 1.65%	43.81% to 44.89%	0.00%
MSV2 - VIF Growth Subaccount	2023	17,194	$50.66 to $53.94	$880,208	0.90% to 1.65%	45.92% to 47.00%	0.00%
MSV2 - VIF Growth Subaccount	2022	19,324	$34.72 to $36.69	$673,798	0.90% to 1.65%	-60.81% to -60.52%	0.00%
MSV2 - VIF Growth Subaccount	2021	27,696	$88.59 to $92.94	$2,492,064	0.90% to 1.65%	-1.77% to -1.04%	0.00%
MSV2 - VIF Growth Subaccount	2020	31,632	$88.63 to $93.92	$2,875,377	0.90% to 1.55%	113.45% to 114.83%	0.00%
GSVI - U.S. Equity Insights Subaccount	2024	9,361	$49.46	$463,032	1.40%	26.54%	0.64%
GSVI - U.S. Equity Insights Subaccount	2023	11,018	$39.09	$430,708	1.40%	22.10%	0.58%
GSVI - U.S. Equity Insights Subaccount	2022	14,294	$32.01	$457,597	1.40%	-20.85%	0.81%
GSVI - U.S. Equity Insights Subaccount	2021	14,569	$40.45	$589,235	1.40%	27.62%	0.77%
GSVI - U.S. Equity Insights Subaccount	2020	18,475	$31.69	$585,502	1.40%	15.92%	0.82%
GSVI - Strategic Growth Subaccount	2024	8,537	$65.88	$562,435	1.40%	30.52%	0.00%
GSVI - Strategic Growth Subaccount	2023	9,226	$50.48	$465,708	1.40%	39.99%	0.00%
GSVI - Strategic Growth Subaccount	2022	10,428	$36.06	$375,993	1.40%	-33.45%	0.00%
GSVI - Strategic Growth Subaccount	2021	9,178	$54.18	$497,240	1.40%	20.24%	0.00%
GSVI - Strategic Growth Subaccount	2020	9,686	$45.06	$436,407	1.40%	38.56%	0.07%
GSVS - U.S. Equity Insights Subaccount	2024	4,752	$44.79 to $54.59	$220,269	0.90% to 1.70%	25.85% to 26.85%	0.42%
GSVS - U.S. Equity Insights Subaccount	2023	5,903	$35.31 to $43.38	$215,442	0.90% to 1.70%	21.53% to 22.49%	0.47%
GSVS - U.S. Equity Insights Subaccount	2022	6,220	$28.83 to $35.69	$185,825	0.90% to 1.70%	-21.24% to -20.62%	0.58%
GSVS - U.S. Equity Insights Subaccount	2021	6,540	$36.32 to $45.32	$245,494	0.90% to 1.70%	26.95% to 27.96%	0.55%
GSVS - U.S. Equity Insights Subaccount	2020	9,970	$28.38 to $35.70	$316,057	0.90% to 1.70%	15.35% to 16.27%	0.65%
GSVS - Strategic Growth Subaccount	2024	10,378	$52.55 to $57.07	$576,585	0.90% to 1.40%	30.25% to 30.90%	0.00%
GSVS - Strategic Growth Subaccount	2023	31,740	$40.34 to $43.60	$1,366,117	0.90% to 1.40%	39.70% to 40.39%	0.00%
GSVS - Strategic Growth Subaccount	2022	24,747	$28.88 to $31.05	$755,587	0.90% to 1.40%	-33.61% to -33.28%	0.00%
GSVS - Strategic Growth Subaccount	2021	24,186	$43.50 to $46.54	$1,107,285	0.90% to 1.40%	19.88% to 20.47%	0.00%
GSVS - Strategic Growth Subaccount	2020	25,243	$36.29 to $38.63	$984,153	0.90% to 1.40%	38.17% to 38.86%	0.00%
GSVS - Trend Driven Allocation Subaccount	2024	366,058	$14.69 to $16.33	$5,594,918	0.90% to 1.75%	9.82% to 10.76%	3.08%
GSVS - Trend Driven Allocation Subaccount	2023	408,163	$13.37 to $14.75	$5,668,897	0.90% to 1.75%	13.59% to 14.55%	1.66%
GSVS - Trend Driven Allocation Subaccount	2022	457,560	$11.77 to $12.88	$5,574,907	0.90% to 1.75%	-20.55% to -19.88%	0.00%
GSVS - Trend Driven Allocation Subaccount	2021	470,430	$14.82 to $16.07	$7,190,632	0.90% to 1.75%	14.17% to 15.14%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
GSVS - Trend Driven Allocation Subaccount	2020	512,252	$12.98 to $13.96	$6,835,491	0.90% to 1.75%	2.32% to 3.18%	0.28%
LAZS - Emerging Markets Equity Subaccount	2024	187,128	$12.69 to $41.84	$4,911,212	0.90% to 1.75%	5.57% to 6.47%	3.33%
LAZS - Emerging Markets Equity Subaccount	2023	214,961	$12.02 to $39.30	$5,196,822	0.90% to 1.75%	20.18% to 21.18%	4.80%
LAZS - Emerging Markets Equity Subaccount	2022	252,075	$10.00 to $32.43	$5,057,812	0.90% to 1.75%	-16.57% to -15.87%	3.25%
LAZS - Emerging Markets Equity Subaccount	2021	270,991	$11.99 to $38.55	$6,510,418	0.90% to 1.75%	3.65% to 4.53%	1.85%
LAZS - Emerging Markets Equity Subaccount	2020	278,160	$11.57 to $36.88	$6,459,807	0.90% to 1.75%	-2.98% to -2.16%	2.69%
LAZS - U.S. Small Cap Equity Select Subaccount	2024	16,375	$28.68 to $53.84	$793,561	0.90% to 1.65%	9.30% to 10.12%	0.00%
LAZS - U.S. Small Cap Equity Select Subaccount	2023	18,623	$26.24 to $48.90	$816,233	0.90% to 1.65%	8.24% to 9.05%	0.00%
LAZS - U.S. Small Cap Equity Select Subaccount	2022	19,561	$24.24 to $44.84	$787,577	0.90% to 1.65%	-16.89% to -16.27%	0.00%
LAZS - U.S. Small Cap Equity Select Subaccount	2021	20,545	$29.17 to $53.55	$990,890	0.90% to 1.65%	17.93% to 18.80%	0.05%
LAZS - U.S. Small Cap Equity Select Subaccount	2020	21,402	$24.73 to $45.08	$870,462	0.90% to 1.65%	5.03% to 5.81%	0.19%
LAZS - International Equity Subaccount	2024	468,289	$18.15 to $20.58	$8,698,311	0.90% to 1.75%	3.79% to 4.68%	2.92%
LAZS - International Equity Subaccount	2023	505,018	$17.49 to $19.66	$8,998,772	0.90% to 1.75%	13.89% to 14.85%	1.29%
LAZS - International Equity Subaccount	2022	585,234	$15.35 to $17.12	$9,127,167	0.90% to 1.75%	-16.47% to -15.77%	3.57%
LAZS - International Equity Subaccount	2021	593,871	$18.38 to $20.33	$11,057,259	0.90% to 1.75%	4.01% to 4.89%	0.94%
LAZS - International Equity Subaccount	2020	603,986	$17.67 to $19.38	$10,782,907	0.90% to 1.75%	6.37% to 7.27%	2.24%
LAZS - Global Dynamic Multi-Asset Subaccount	2024	466,217	$15.94 to $17.73	$7,740,773	0.90% to 1.75%	6.71% to 7.62%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2023	515,810	$14.94 to $16.47	$7,995,747	0.90% to 1.75%	8.91% to 9.83%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2022	554,990	$13.71 to $15.00	$7,873,638	0.90% to 1.75%	-18.79% to -18.11%	0.09%
LAZS - Global Dynamic Multi-Asset Subaccount	2021	569,144	$16.89 to $18.32	$9,912,387	0.90% to 1.75%	10.01% to 10.94%	2.85%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	625,086	$15.35 to $16.51	$9,871,377	0.90% to 1.75%	-0.93% to -0.09%	0.62%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2024	14,555	$35.89 to $45.21	$576,696	0.90% to 1.65%	9.88% to 10.70%	0.77%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2023	19,442	$32.66 to $40.84	$694,550	0.90% to 1.65%	11.27% to 12.09%	1.36%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2022	20,602	$29.36 to $36.43	$664,558	0.90% to 1.65%	-20.66% to -20.07%	0.45%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2021	25,609	$37.00 to $45.58	$1,041,050	0.90% to 1.65%	19.41% to 20.30%	0.51%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2020	23,352	$30.98 to $37.89	$792,989	0.90% to 1.65%	11.84% to 12.67%	0.99%
ABVB - VPS Relative Value Subaccount	2024	16,536	$20.75 to $21.29	$378,311	1.35% to 1.65%	10.92% to 11.25%	1.26%
ABVB - VPS Relative Value Subaccount	2023	19,565	$18.71 to $37.99	$422,294	0.90% to 1.65%	9.91% to 10.73%	1.30%
ABVB - VPS Relative Value Subaccount	2022	19,815	$17.02 to $34.31	$386,734	0.90% to 1.65%	-5.97% to -5.27%	1.07%
ABVB - VPS Relative Value Subaccount	2021	23,701	$18.10 to $36.22	$488,355	0.90% to 1.65%	25.76% to 26.70%	0.67%
ABVB - VPS Relative Value Subaccount	2020	26,962	$14.40 to $28.59	$444,305	0.90% to 1.65%	0.80% to 1.56%	1.36%
ABVB - VPS Small Cap Growth Subaccount	2024	5,789	$24.78 to $68.98	$234,338	0.90% to 1.65%	16.51% to 17.38%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2023	7,062	$21.27 to $58.76	$253,888	0.90% to 1.65%	15.82% to 16.68%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2022	7,497	$18.36 to $50.36	$228,074	0.90% to 1.65%	-40.25% to -39.81%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2021	7,266	$30.73 to $83.67	$368,432	0.90% to 1.65%	7.43% to 8.23%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2020	5,088	$28.74 to $77.31	$235,964	0.90% to 1.55%	51.29% to 52.27%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2024	1,864,131	$13.88 to $14.99	$26,673,148	0.90% to 1.75%	10.33% to 11.27%	1.88%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2023	2,080,381	$12.58 to $13.47	$26,889,512	0.90% to 1.75%	12.82% to 13.77%	2.15%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2022	2,281,915	$11.15 to $11.84	$26,052,437	0.90% to 1.75%	-15.54% to -14.83%	0.62%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2021	2,490,130	$13.20 to $13.90	$33,543,595	0.90% to 1.75%	10.05% to 10.98%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	174,245	$12.03 to $12.52	$2,119,938	0.90% to 1.70%	0.74% to 1.54%	1.31%
MFSI - New Discovery Subaccount	2024	8,477	$36.61 to $49.06	$376,218	0.90% to 1.55%	4.80% to 5.48%	0.00%
MFSI - New Discovery Subaccount	2023	10,395	$34.94 to $46.52	$436,881	0.90% to 1.55%	12.51% to 13.24%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
MFSI - New Discovery Subaccount	2022	13,345	$31.05 to $41.08	$496,293	0.90% to 1.55%	-31.06% to -30.62%	0.00%
MFSI - New Discovery Subaccount	2021	12,998	$45.04 to $59.21	$699,679	0.90% to 1.55%	0.02% to 0.67%	0.00%
MFSI - New Discovery Subaccount	2020	16,158	$42.90 to $58.82	$861,428	0.90% to 1.65%	43.22% to 44.28%	0.00%
MFSI - Mid Cap Growth Subaccount	2024	14,106	$39.06 to $48.95	$544,557	0.90% to 1.65%	12.57% to 13.42%	0.00%
MFSI - Mid Cap Growth Subaccount	2023	15,972	$34.44 to $43.19	$546,499	0.90% to 1.70%	18.96% to 19.90%	0.00%
MFSI - Mid Cap Growth Subaccount	2022	16,889	$28.73 to $36.31	$484,754	0.90% to 1.70%	-29.98% to -29.43%	0.00%
MFSI - Mid Cap Growth Subaccount	2021	15,741	$40.70 to $51.86	$640,453	0.90% to 1.70%	11.97% to 12.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	20,525	$36.07 to $46.31	$734,338	0.90% to 1.70%	33.84% to 34.90%	0.00%
MFSI - Total Return Subaccount	2024	62,668	$23.18 to $32.09	$1,669,464	0.90% to 1.70%	5.65% to 6.49%	2.28%
MFSI - Total Return Subaccount	2023	82,871	$21.94 to $30.13	$2,028,106	0.90% to 1.70%	8.38% to 9.24%	1.92%
MFSI - Total Return Subaccount	2022	80,421	$20.24 to $27.59	$1,813,562	0.90% to 1.70%	-11.34% to -10.64%	1.40%
MFSI - Total Return Subaccount	2021	98,407	$22.83 to $30.87	$2,472,923	0.90% to 1.70%	11.93% to 12.82%	1.63%
MFSI - Total Return Subaccount	2020	96,746	$20.40 to $27.36	$2,159,254	0.90% to 1.70%	7.68% to 8.54%	2.04%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2024	4,162	$29.01 to $30.44	$125,836	0.90% to 1.40%	14.37% to 14.94%	0.13%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2023	4,554	$25.36 to $26.49	$119,897	0.90% to 1.40%	22.00% to 22.60%	0.05%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2022	5,072	$20.79 to $21.60	$108,998	0.90% to 1.40%	-20.56% to -20.16%	0.00%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2021	3,199	$26.17 to $27.06	$85,953	0.90% to 1.40%	23.92% to 24.54%	0.03%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	3,388	$21.12 to $21.73	$73,165	0.90% to 1.40%	20.51% to 21.11%	0.18%
PVIA - Real Return Subaccount	2024	461,624	$11.19 to $19.81	$7,053,303	0.90% to 1.75%	0.36% to 1.21%	2.63%
PVIA - Real Return Subaccount	2023	464,879	$11.15 to $19.57	$7,002,454	0.90% to 1.75%	1.88% to 2.73%	3.00%
PVIA - Real Return Subaccount	2022	471,095	$10.95 to $19.05	$6,990,166	0.90% to 1.75%	-13.41% to -12.68%	7.02%
PVIA - Real Return Subaccount	2021	530,964	$12.64 to $21.82	$9,100,657	0.90% to 1.75%	3.78% to 4.66%	4.98%
PVIA - Real Return Subaccount	2020	523,128	$12.18 to $20.85	$8,662,801	0.90% to 1.75%	9.79% to 10.72%	1.40%
PVIA - Global Bond Opportunities Subaccount	2024	36,215	$10.06 to $18.02	$568,798	0.90% to 1.65%	-2.13% to -1.40%	3.52%
PVIA - Global Bond Opportunities Subaccount	2023	44,715	$10.21 to $18.28	$669,840	0.90% to 1.70%	3.51% to 4.33%	2.25%
PVIA - Global Bond Opportunities Subaccount	2022	43,778	$9.86 to $17.52	$629,878	0.90% to 1.70%	-12.49% to -11.80%	1.48%
PVIA - Global Bond Opportunities Subaccount	2021	46,378	$11.27 to $19.86	$763,085	0.90% to 1.70%	-5.76% to -5.01%	4.99%
PVIA - Global Bond Opportunities Subaccount	2020	42,819	$11.96 to $20.91	$748,107	0.90% to 1.70%	8.28% to 9.14%	2.47%
PVIA - CommodityRealReturn® Strategy Subaccount	2024	163,319	$7.63 to $8.38	$1,289,587	0.90% to 1.70%	2.40% to 3.22%	2.21%
PVIA - CommodityRealReturn® Strategy Subaccount	2023	153,055	$7.39 to $8.18	$1,181,244	0.90% to 1.70%	-9.39% to -8.67%	15.99%
PVIA - CommodityRealReturn® Strategy Subaccount	2022	137,879	$8.09 to $9.03	$1,169,294	0.90% to 1.70%	6.80% to 7.65%	21.31%
PVIA - CommodityRealReturn® Strategy Subaccount	2021	165,671	$7.52 to $8.45	$1,307,322	0.90% to 1.70%	31.11% to 32.15%	4.16%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	207,797	$5.69 to $6.45	$1,247,749	0.90% to 1.70%	-0.35% to 0.44%	6.61%
PVIA - Short-Term Subaccount	2024	32,203	$10.76 to $11.57	$361,028	0.90% to 1.55%	4.43% to 5.10%	4.99%
PVIA - Short-Term Subaccount	2023	45,242	$10.16 to $11.00	$482,150	0.90% to 1.70%	4.15% to 4.97%	4.43%
PVIA - Short-Term Subaccount	2022	54,940	$9.75 to $10.48	$556,239	0.90% to 1.70%	-1.82% to -1.04%	1.52%
PVIA - Short-Term Subaccount	2021	79,418	$9.93 to $10.59	$813,507	0.90% to 1.70%	-1.73% to -0.95%	1.08%
PVIA - Short-Term Subaccount	2020	89,703	$10.11 to $10.69	$937,104	0.90% to 1.70%	0.53% to 1.33%	1.25%
PVIA - Low Duration Subaccount	2024	214,753	$9.64 to $10.41	$2,152,942	0.90% to 1.75%	2.69% to 3.56%	3.98%
PVIA - Low Duration Subaccount	2023	248,727	$9.39 to $10.05	$2,415,663	0.90% to 1.75%	3.18% to 4.04%	3.59%
PVIA - Low Duration Subaccount	2022	260,088	$9.10 to $9.66	$2,436,371	0.90% to 1.75%	-7.36% to -6.58%	1.71%
PVIA - Low Duration Subaccount	2021	233,439	$9.82 to $10.34	$2,357,185	0.90% to 1.75%	-2.63% to -1.81%	0.52%
PVIA - Low Duration Subaccount	2020	208,916	$10.09 to $10.53	$2,158,257	0.90% to 1.75%	1.22% to 2.07%	1.20%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
BNYS - Appreciation Subaccount	2024	16,185	$43.50 to $59.10	$838,445	0.90% to 1.70%	10.59% to 11.47%	0.18%
BNYS - Appreciation Subaccount	2023	16,542	$39.34 to $53.01	$771,246	0.90% to 1.70%	18.66% to 19.59%	0.48%
BNYS - Appreciation Subaccount	2022	17,494	$33.15 to $44.33	$682,021	0.90% to 1.70%	-19.62% to -18.98%	0.43%
BNYS - Appreciation Subaccount	2021	17,627	$41.25 to $54.71	$853,186	0.90% to 1.70%	24.65% to 25.64%	0.20%
BNYS - Appreciation Subaccount	2020	18,570	$33.09 to $43.55	$717,105	0.90% to 1.70%	21.31% to 22.28%	0.56%
ROYI - Small-Cap Subaccount	2024	54,225	$24.58 to $55.26	$2,349,283	0.90% to 1.70%	1.66% to 2.47%	1.21%
ROYI - Small-Cap Subaccount	2023	54,232	$24.18 to $53.93	$2,246,391	0.90% to 1.70%	23.83% to 24.81%	0.82%
ROYI - Small-Cap Subaccount	2022	63,476	$19.53 to $43.21	$2,131,784	0.90% to 1.70%	-10.71% to -10.00%	0.38%
ROYI - Small-Cap Subaccount	2021	70,023	$21.87 to $48.01	$2,629,830	0.90% to 1.70%	26.67% to 27.67%	1.37%
ROYI - Small-Cap Subaccount	2020	94,301	$17.27 to $37.61	$2,872,678	0.90% to 1.70%	-8.71% to -7.98%	0.98%
ROYI - Micro-Cap Subaccount	2024	15,130	$22.94 to $50.68	$706,972	0.90% to 1.70%	11.75% to 12.65%	0.00%
ROYI - Micro-Cap Subaccount	2023	17,588	$20.53 to $44.99	$724,241	0.90% to 1.70%	16.80% to 17.73%	0.00%
ROYI - Micro-Cap Subaccount	2022	21,476	$17.57 to $38.22	$751,216	0.90% to 1.70%	-23.73% to -23.13%	0.00%
ROYI - Micro-Cap Subaccount	2021	22,620	$23.04 to $49.72	$1,032,736	0.90% to 1.70%	27.81% to 28.82%	0.00%
ROYI - Micro-Cap Subaccount	2020	26,920	$18.03 to $38.59	$957,597	0.90% to 1.70%	21.72% to 22.69%	0.00%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2024	84,357	$15.44 to $18.27	$1,245,120	0.90% to 1.70%	-1.35% to -0.56%	1.53%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2023	86,988	$15.53 to $18.52	$1,297,005	0.90% to 1.70%	15.90% to 16.82%	0.00%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2022	93,061	$13.29 to $15.98	$1,193,630	0.90% to 1.70%	-19.87% to -19.23%	1.42%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2021	94,439	$16.46 to $19.94	$1,522,120	0.90% to 1.70%	3.84% to 4.66%	1.07%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2020	93,571	$15.72 to $19.20	$1,449,609	0.90% to 1.70%	11.83% to 12.72%	2.07%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2024	32,177	$25.22 to $28.49	$784,286	0.90% to 1.70%	6.84% to 7.69%	0.27%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2023	33,656	$23.42 to $26.66	$763,337	0.90% to 1.70%	8.84% to 9.70%	0.52%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2022	35,113	$21.35 to $24.50	$726,337	0.90% to 1.70%	-11.45% to -10.75%	0.15%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2021	38,956	$23.92 to $27.67	$909,367	0.90% to 1.70%	30.30% to 31.33%	0.25%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	44,970	$18.22 to $21.23	$802,435	0.90% to 1.70%	-4.46% to -3.70%	0.66%
FRT2 - Franklin Income VIP Subaccount	2024	27,485	$24.09 to $26.56	$667,429	0.90% to 1.40%	5.71% to 6.24%	5.19%
FRT2 - Franklin Income VIP Subaccount	2023	27,680	$22.79 to $25.00	$635,539	0.90% to 1.40%	7.13% to 7.66%	5.03%
FRT2 - Franklin Income VIP Subaccount	2022	29,702	$21.28 to $23.22	$636,057	0.90% to 1.40%	-6.78% to -6.32%	4.85%
FRT2 - Franklin Income VIP Subaccount	2021	34,123	$22.82 to $24.78	$783,127	0.90% to 1.40%	15.14% to 15.71%	4.67%
FRT2 - Franklin Income VIP Subaccount	2020	33,529	$19.82 to $21.42	$668,128	0.90% to 1.40%	-0.70% to -0.21%	5.86%
FRT2 - Franklin DynaTech VIP Subaccount	2024	2,400	$51.42	$123,416	1.40%	28.63%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2023	2,977	$39.98	$119,023	1.40%	41.79%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2022	3,520	$28.19	$99,238	1.40%	-40.79%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2021	2,704	$47.61	$128,734	1.40%	14.54%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2020	2,781	$41.57	$115,613	1.40%	42.88%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2024	82,471	$15.58 to $17.17	$1,305,372	0.90% to 1.40%	-2.38% to -1.89%	2.35%
FRT2 - Templeton Foreign VIP Subaccount	2023	86,245	$15.95 to $17.50	$1,406,282	0.90% to 1.40%	19.09% to 19.68%	3.18%
FRT2 - Templeton Foreign VIP Subaccount	2022	103,938	$13.40 to $14.62	$1,422,016	0.90% to 1.40%	-8.88% to -8.43%	3.00%
FRT2 - Templeton Foreign VIP Subaccount	2021	107,947	$14.70 to $15.97	$1,616,560	0.90% to 1.40%	2.72% to 3.23%	1.81%
FRT2 - Templeton Foreign VIP Subaccount	2020	106,631	$14.31 to $15.47	$1,552,622	0.90% to 1.40%	-2.53% to -2.04%	3.44%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2024	154,169	$16.88 to $18.14	$2,671,495	0.90% to 1.70%	9.80% to 10.68%	1.97%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2023	183,172	$15.37 to $16.39	$2,882,684	0.90% to 1.70%	9.71% to 10.58%	1.89%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2022	200,579	$14.01 to $14.82	$2,869,009	0.90% to 1.70%	-13.74% to -13.05%	1.55%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2021	285,870	$16.24 to $17.05	$4,762,425	0.90% to 1.70%	15.39% to 16.31%	4.09%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	225,335	$14.08 to $14.66	$3,216,910	0.90% to 1.70%	14.82% to 15.74%	1.15%
FRT4 - Franklin Income VIP Subaccount	2024	58,487	$19.89 to $20.71	$1,151,046	0.90% to 1.70%	5.27% to 6.11%	4.83%
FRT4 - Franklin Income VIP Subaccount	2023	65,837	$18.89 to $19.51	$1,224,460	0.90% to 1.70%	6.74% to 7.58%	4.91%
FRT4 - Franklin Income VIP Subaccount	2022	70,054	$17.70 to $18.14	$1,215,328	0.90% to 1.70%	-7.17% to -6.43%	4.39%
FRT4 - Franklin Income VIP Subaccount	2021	91,373	$19.07 to $19.39	$1,718,991	0.90% to 1.70%	14.64% to 15.55%	4.40%
FRT4 - Franklin Income VIP Subaccount	2020	99,933	$16.63 to $16.78	$1,633,762	0.90% to 1.70%	-1.11% to -0.32%	5.87%
FRT4 - Franklin DynaTech VIP Subaccount	2024	24,746	$43.99 to $48.49	$1,082,987	0.90% to 1.65%	28.16% to 29.12%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2023	31,829	$34.06 to $37.84	$1,090,371	0.90% to 1.65%	41.69% to 42.74%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2022	39,502	$23.87 to $26.71	$952,921	0.90% to 1.65%	-41.17% to -40.74%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2021	32,655	$40.27 to $45.40	$1,326,704	0.90% to 1.65%	14.20% to 15.05%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2020	36,186	$35.00 to $39.75	$1,284,111	0.90% to 1.65%	42.36% to 43.42%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2024	626,531	$11.50 to $13.80	$7,230,390	0.90% to 1.75%	-2.80% to -1.97%	2.25%
FRT4 - Templeton Foreign VIP Subaccount	2023	651,931	$11.74 to $14.20	$7,744,870	0.90% to 1.75%	18.62% to 19.61%	3.00%
FRT4 - Templeton Foreign VIP Subaccount	2022	793,913	$9.81 to $11.97	$7,914,093	0.90% to 1.75%	-9.33% to -8.57%	2.84%
FRT4 - Templeton Foreign VIP Subaccount	2021	849,265	$10.73 to $13.20	$9,314,944	0.90% to 1.75%	2.31% to 3.17%	1.63%
FRT4 - Templeton Foreign VIP Subaccount	2020	855,461	$10.40 to $12.91	$9,141,736	0.90% to 1.75%	-3.04% to -2.22%	3.26%
FRT4 - Franklin Allocation VIP Subaccount	2024	25,914	$18.19 to $19.76	$487,034	0.90% to 1.40%	7.37% to 7.91%	2.01%
FRT4 - Franklin Allocation VIP Subaccount	2023	32,280	$16.94 to $18.31	$560,628	0.90% to 1.40%	13.05% to 13.60%	1.28%
FRT4 - Franklin Allocation VIP Subaccount	2022	35,573	$16.12 to $18.05	$551,289	0.90% to 1.70%	-17.59% to -16.94%	1.50%
FRT4 - Franklin Allocation VIP Subaccount	2021	37,527	$19.40 to $21.91	$702,681	0.90% to 1.70%	9.67% to 10.54%	1.62%
FRT4 - Franklin Allocation VIP Subaccount	2020	41,493	$17.55 to $19.97	$703,483	0.90% to 1.70%	9.88% to 10.75%	1.33%
FEDS - Kaufmann Fund II Subaccount	2024	23,939	$30.61 to $36.21	$699,786	0.90% to 1.65%	14.87% to 15.73%	0.66%
FEDS - Kaufmann Fund II Subaccount	2023	26,381	$26.45 to $31.53	$669,722	0.90% to 1.65%	13.00% to 13.84%	0.00%
FEDS - Kaufmann Fund II Subaccount	2022	31,439	$23.24 to $27.90	$708,337	0.90% to 1.65%	-31.39% to -30.88%	0.00%
FEDS - Kaufmann Fund II Subaccount	2021	31,208	$33.62 to $40.67	$1,020,442	0.90% to 1.65%	0.60% to 1.35%	0.00%
FEDS - Kaufmann Fund II Subaccount	2020	30,222	$33.17 to $40.42	$976,462	0.90% to 1.65%	26.39% to 27.33%	0.00%
IVYV - Macquarie VIP Asset Strategy Subaccount	2024	114,422	$20.24 to $23.51	$2,505,077	0.90% to 1.65%	10.60% to 11.43%	1.83%
IVYV - Macquarie VIP Asset Strategy Subaccount	2023	128,781	$18.30 to $21.10	$2,535,894	0.90% to 1.65%	12.09% to 12.92%	2.00%
IVYV - Macquarie VIP Asset Strategy Subaccount	2022	143,452	$16.33 to $18.68	$2,515,281	0.90% to 1.65%	-16.12% to -15.50%	1.54%
IVYV - Macquarie VIP Asset Strategy Subaccount	2021	153,530	$19.47 to $22.11	$3,199,856	0.90% to 1.65%	8.65% to 9.46%	1.57%
IVYV - Macquarie VIP Asset Strategy Subaccount	2020	168,319	$17.92 to $20.20	$3,210,975	0.90% to 1.65%	12.02% to 12.86%	1.96%
IVYV - Macquarie VIP Natural Resources Subaccount	2024	25,243	$8.81 to $9.14	$214,392	0.90% to 1.65%	-2.21% to -1.48%	5.23%
IVYV - Macquarie VIP Natural Resources Subaccount	2023	29,806	$8.95 to $9.35	$255,715	0.90% to 1.65%	-0.06% to 0.68%	2.65%
IVYV - Macquarie VIP Natural Resources Subaccount	2022	32,203	$8.89 to $9.35	$274,112	0.90% to 1.65%	15.87% to 16.73%	1.64%
IVYV - Macquarie VIP Natural Resources Subaccount	2021	39,684	$7.61 to $8.07	$289,711	0.90% to 1.65%	24.62% to 25.55%	1.59%
IVYV - Macquarie VIP Natural Resources Subaccount	2020	44,272	$6.06 to $6.48	$258,164	0.90% to 1.65%	-13.42% to -12.78%	2.19%
IVYV - Macquarie VIP Science and Technology Subaccount	2024	10,312	$66.37 to $79.83	$752,199	0.90% to 1.70%	28.39% to 29.42%	0.00%
IVYV - Macquarie VIP Science and Technology Subaccount	2023	12,358	$51.69 to $61.68	$698,997	0.90% to 1.70%	36.75% to 37.83%	0.00%
IVYV - Macquarie VIP Science and Technology Subaccount	2022	12,743	$37.80 to $44.75	$524,384	0.90% to 1.70%	-32.98% to -32.45%	0.00%
IVYV - Macquarie VIP Science and Technology Subaccount	2021	12,207	$56.40 to $66.25	$746,548	0.90% to 1.70%	13.24% to 14.14%	0.00%
IVYV - Macquarie VIP Science and Technology Subaccount	2020	14,287	$49.81 to $58.05	$768,915	0.90% to 1.70%	33.09% to 34.15%	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. The total return is calculated for the twelve-month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio
April 8, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Global Risk Allocation-Moderate Subaccount

VPS Small Cap Growth Subaccount

VPS Relative Value Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. EQV International Equity Series II Subaccount

ALLSPRING VARIABLE TRUST

VT Opportunity Subaccount

AUGUSTARSM VARIABLE INSURANCE PRODUCTS FUND, INC.

AVIP AB Mid Cap Core Subaccount

AVIP AB Small Cap Subaccount

AVIP Constellation Dynamic Risk Balanced Subaccount1

AVIP Balanced Model Subaccount

AVIP BlackRock Advantage International Equity Subaccount

AVIP BlackRock Advantage Large Cap Core Subaccount
AVIP BlackRock Advantage Large Cap Growth Subaccount
AVIP BlackRock Advantage Large Cap Value Subaccount
AVIP BlackRock Advantage Small Cap Growth Subaccount
AVIP BlackRock Balanced Allocation Subaccount

AVIP Bond Subaccount

AVIP Federated Core Plus Bond Subaccount

AVIP Federated High Income Bond Subaccount

AVIP Fidelity Institutional AM® Equity Growth Subaccount
AVIP Growth Model Subaccount

AVIP Intech U.S. Low Volatility Subaccount

AVIP Constellation Managed Risk Balanced Subaccount1

AVIP Constellation Managed Risk Moderate Growth Subaccount1

AVIP Constellation Managed Risk Growth Subaccount1

AVIP Moderate Growth Model Subaccount

AVIP Moderately Conservative Model Subaccount

AVIP Nasdaq-100® Index Subaccount

AVIP S&P MidCap 400® Index Subaccount

AVIP S&P 500® Index Subaccount

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

FEDERATED HERMES INSURANCE SERIES – SERVICE SHARES

Kaufmann Fund II Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin DynaTech VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Allocation VIP Subaccount

Franklin DynaTech VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Strategic Growth Subaccount

Trend Driven Allocation Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS – SERVICE SHARES

Macquarie VIP Asset Strategy Subaccount1

Macquarie VIP Natural Resources Subaccount1

Macquarie VIP Science and Technology Subaccount1

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

LINCOLN FINANCIAL VARIABLE INSURANCE PRODUCTS TRUST

LVIP JPMorgan Small Cap Core Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi-Asset Subaccount

International Equity Subaccount

U.S. Small Cap Equity Select Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Growth Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

(1)	See the footnote to the statement of assets and contract owners’ equity for the former name of the subaccount.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Financial Statements and Supplementary Information

December 31, 2024, 2023 and 2022

(With Independent Auditors’ Report Thereon)

KPMG LLP

2500 Ruan Center

666 Grand Avenue

Des Moines, IA 50309

Independent Auditors’ Report

Audit and Governance Committee of the Board of Directors

National Security Life and Annuity Company:

Opinions

We have audited the statutory financial statements of National Security Life and Annuity Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with statutory accounting practices prescribed or permitted by The New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by The New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

/s/ KPMG LLP

Des Moines, Iowa

April 11, 2025

3

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2024 and 2023

(Dollars in thousands, except share amounts)

Admitted Assets	2024	2023
Investments:
Bonds	$62,581	63,084
Cash, cash equivalents and short-term investments	13,650	10,828
Receivables for securities	—	14
Total investments	76,231	73,926
Amounts recoverable from reinsurers	148	69
Accrued investment income	496	489
Deferred tax asset, net	84	200
Other assets	3,783	2,066
Separate account assets	326,630	328,688
Total admitted assets	$407,372	405,438
Liabilities and Capital and Surplus
Life and annuity policies and contract reserves	$28,467	31,498
Liability for deposit type contracts	407	48
Current federal income taxes	48	271
Accounts payable to parent and affiliates	528	298
Amounts payable to reinsurers	349	412
Interest maintenance reserve	144	172
Asset valuation reserve	521	516
Other liabilities	2,146	333
Transfers to separate accounts due or accrued, net	17	(144)
Separate account liabilities	326,630	328,688
Total liabilities	359,257	362,092
Capital and surplus:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Gross paid in and contributed surplus	33,272	33,272
Aggregate write-ins for special surplus funds	(14,000)	(14,000)
Unassigned surplus	26,343	21,574
Total capital and surplus	48,115	43,346
Total liabilities and capital and surplus	$407,372	405,438

See accompanying notes to statutory financial statements.

4

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Income

Years ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	2024	2023	2022
Premiums and other considerations:
Life and annuity	$(2,839)	(2,888)	(2,669)
Total premiums and other considerations:	(2,839)	(2,888)	(2,669)
Investment income:
Interest on bonds	2,510	2,364	2,261
Interest on cash and short-term investments	111	85	1
Amortization of interest maintenance reserve	26	32	44
Net investment income	2,647	2,481	2,306
Commissions and expense allowances	58	32	18
Other income	9,073	8,909	9,601
Total income	8,939	8,534	9,256
Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	41,217	32,897	28,972
Change in reserves for future policy benefits and other funds	(2,478)	(766)	847
Commissions	2,083	1,990	2,117
General insurance expenses	910	1,045	830
Insurance taxes, licenses, and fees	133	126	118
Net transfers from separate accounts	(38,383)	(31,523)	(26,993)
Total expenses	3,482	3,769	5,891
Income before provision for federal income taxes and net realized capital losses	5,457	4,765	3,365
Provision for federal income taxes	573	573	503
Income before net realized capital losses	4,884	4,192	2,862
Net realized capital losses, net of interest maintenance reserve and income taxes	(4)	(15)	(16)
Net income	$4,880	4,177	2,846

See accompanying notes to statutory financial statements.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	Common stock	Gross paid in and contributed surplus	Aggregate write-ins for special surplus funds	Unassigned (deficit) surplus	Total capital and surplus
Balance at December 31, 2021	$2,500	33,272	(14,000)	14,817	36,589
Net income	—	—	—	2,846	2,846
Change in net deferred income tax	—	—	—	273	273
Change in nonadmitted assets and related items	—	—	—	(309)	(309)
Change in asset valuation reserve	—	—	—	(65)	(65)
Balance at December 31, 2022	2,500	33,272	(14,000)	17,562	39,334
Net income	—	—	—	4,177	4,177
Change in net deferred income tax	—	—	—	(147)	(147)
Change in nonadmitted assets and related items	—	—	—	22	22
Change in asset valuation reserve	—	—	—	(40)	(40)
Balance at December 31, 2023	2,500	33,272	(14,000)	21,574	43,346
Net income	—	—	—	4,880	4,880
Change in net deferred income tax	—	—	—	(173)	(173)
Change in nonadmitted assets and related items	—	—	—	67	67
Change in asset valuation reserve	—	—	—	(5)	(5)
Balance at December 31, 2024	$2,500	33,272	(14,000)	26,343	48,115

See accompanying notes to statutory financial statements.

6

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Cash Flow

Years ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	2024	2023	2022
Cash flow from operations:
Premiums, other considerations, and fund deposits	$1,799	1,461	2,099
Investment income	2,655	2,512	2,264
	4,454	3,973	4,363
Less:
Death and other benefits	37,420	28,325	24,328
Commissions, taxes, and other expenses	3,875	3,513	3,224
Net transfers from separate accounts	(38,544)	(31,955)	(27,513)
	2,751	(117)	39
Net cash provided by operations	1,703	4,090	4,324
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	3,865	7,011	6,669
Other	14	—	—
Less cost of investments acquired:
Bonds	3,404	6,907	9,978
Net cash provided by (used in) investing activities	475	104	(3,309)
Cash flow from financing and other miscellaneous sources:
Withdrawals on deposit-type contracts and other liabilities	359	(73)	(73)
Other, net	285	135	35
Net cash provided by (used in) financing	644	62	(38)
Net increase in cash, cash equivalents and short-term investments	2,822	4,256	977
Cash, cash equivalents and short-term investments:
Beginning of year	10,828	6,572	5,595
End of year	$13,650	10,828	6,572

See accompanying notes to statutory financial statements.

7

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

(1)	Organization and Business

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by AuguStar Life Insurance Company (“ALIC”), a stock life insurance company. ALIC is 100% owned by Constellation Insurance, Inc. (“CII”), a stock holding company. CII is 100% owned by Constellation Insurance Holdings, Inc. (“CIHI”), a stock company organized under Ohio insurance law.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of the states in which it is licensed and undergoes periodic examinations by those departments.

Effective March 16, 2018, the Company no longer actively markets or issues new individual variable annuity business, which currently represents the majority of the Company’s inforce contracts and policies.

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by The New York State Department of Financial Services (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

The Company does not have any permitted statutory accounting practices as of December 31, 2024 and 2023.

However, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. See Note 8 for further information.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income on a GAAP basis versus capital and surplus and net income on a statutory basis are that, for GAAP reporting purposes:

●	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

●	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;
8

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

●	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

●	specific valuation allowances are established using the current expected credit loss (“CECL”) impairment model, which only applies to financial assets carried at amortized cost, including mortgage loans, and reinsurance and other receivables. CECL is based on expected credit losses rather than incurred losses. Estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase. Statutory accounting utilizes the other-than-temporary impairment (“OTTI”) model described in Note 6;

●	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

●	the asset valuation reserve and interest maintenance reserve (“IMR”) are not recorded;

●	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from capital and surplus (see Note 3(b) for more information regarding nonadmitted assets);

●	changes in deferred taxes are recognized in either net income (loss) or other comprehensive income and not subject to the statutory limitation of 15% of capital and surplus;

●	there is a presentation of other comprehensive income and comprehensive income;

●	certain assets and liabilities are reported gross of ceded reinsurance balances;

●	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

●	negative cash balances are reported as liabilities;

●	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

●	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.
9

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect statutory financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the IMR. Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the statutory financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

10

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Management regularly reviews its bond portfolio in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

(d)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The annual change in the difference between full account value and CARVM is reflected in the Statutory Statements of Income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets. The Company’s expenses reflect benefits paid, changes in reserves and expense allowances.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income with the offset recorded in Net transfers from separate accounts in the Statutory Statements of Income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the Statutory Statements of Income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

(e)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Traditional life product revenues are recorded when due. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

11

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(f)	Reserves for Future Policy Benefits

Life Policies and Contracts

Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. The mortality tables and interest assumptions used are the 1958 Commissioners Standard Ordinary (“CSO”) table with interest rates of 3.0% to 4.5% and the 1980 CSO table with interest rates from 4.0% to 6.0%.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

The Company had no individual life insurance in force or related reserves as of December 31, 2024 and 2023, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Variable life insurance products use a formula that applies a weighted average credited rate to the mean account value.

Annuity and Other Deposit Funds

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issued nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

●	guaranteed minimum death benefit (“GMDB”);

●	guaranteed minimum income benefit (“GMIB”);

●	guaranteed minimum accumulation benefit (“GMAB”);

●	guaranteed minimum withdrawal benefit (“GMWB”); and
12

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

●	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company reserves for all variable annuity policies in-force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of principles based reserves (“PBR”) for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.71%, 2.72% and 2.72% for the years ended December 31, 2024, 2023 and 2022, respectively. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

Reserves for ordinary (individual) immediate annuities are determined using either the Annuity 2000 Mortality Table at interest rates of 4.5% to 5.5% or the IAR2012 Mortality Table at interest rates of 1.5% to 5.25%.

(g)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit-related losses on bonds, including corporate debt securities. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

The IMR minimizes the Statutory Statements of Income impact of interest rate related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related OTTI losses are recorded through the AVR; interest related OTTI losses are recorded through the IMR.

13

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or these that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premiums, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

(i)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported in the Statutory Statements of Income as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of CIHI. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On August 16, 2022, the Inflation Reduction Act was enacted and signed into Law. The Act included a number of tax-related provisions including a new corporate alternative minimum tax (“CAMT”). The Act will be effective for tax years beginning after 2022, however, the Company does not expect to be subject to CAMT.

14

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

(j)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred, and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(k)	New Accounting Standards

In December 2023, the NAIC issued 2023-15, IMR/AVR Specific, effective January 1, 2024. The revisions specify the criteria that would require realized gains and losses from mortgage loans to be included in the asset valuation reserve (AVR) and the conditions in which realized gains and losses from debt securities where an acute credit event (i.e., a known event that significantly negatively affects the price of a security) occurred between the date of purchase and date of sale would be excluded from the IMR. The revisions also clarify the intent of the guidance whereby non-interest-related losses are to be allocated to the AVR. The adoption of this guidance was not material to the Company’s statutory financial statements.

In October 2023, the NAIC issued revisions to SSAP No. 20, Nonadmitted Assets and SSAP No. 21, Other Admitted Assets, the update includes consistency revisions to SSAP No. 20. Revisions to SSAP No. 21 provide more detail on qualifying collateral, require information to support fair value of collateral to be available on request, and provide audit transition guidance for equity collateral from entities in the scope of SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 97, Investments to Subsidiary, Controlled and Affiliated Entities. The adoption of this guidance did not impact the Company’s statutory financial statements.

In August 2023, the NAIC issued INT 23-03 to SSAP No. 4, Assets and Nonadmitted Assets, SSAP No. 9, Subsequent Events and SSAP No. 101, Income Taxes. The INT provides guidance for CAMT reporting on or after year-end 2023 and addresses accounting, the statutory valuation allowance, admissibility, disclosures, and year-end 2023 transition. The adoption of this guidance did not impact the Company’s statutory financial statements.

In August 2023, the NAIC issued INT 23-01, Negative IMR Admitted Asset, effective August 13, 2023. The interpretation provides an optional, limited-time guidance, which allows the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. INT 23-01: Net Negative (Disallowed) Interest Maintenance Reserve will be automatically nullified on January 1, 2026. The adoption of this guidance did not impact the statutory financial statements.

In August 2023, the NAIC issued revisions to SSAP No. 26, Bonds and SSAP No. 43, Loan-Backed and Structured Securities, effective January 1, 2025. These revisions adopt a new principles-based bond definition and the accounting for issuer credit obligations and asset-backed securities. The Company is in the process of assessing the impact of this standard on its statutory financial statements, but does not expect it to be material.

15

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

In August 2023, the NAIC issued revisions to SSAP No.43, Loan-Backed and Structured Securities, effective December 31, 2023. These revisions incorporate changes to add collateralized loan obligations (“CLOs”) to the financial modeling guidance and to clarify that CLOs are not captured as legacy securities. The adoption of this guidance did not impact the Company’s statutory financial statements.

In April 2020, May 2021, and August 2023, the NAIC adopted with modification ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01, Reference Rate Reform (Topic 848), with an expiration date of December 31, 2022. The guidance provides temporary optional expedients and exceptions relating to contract modifications and hedging relationships that reference the London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. The adoption of this guidance did not impact the Company’s statutory financial statements.

(l)	Subsequent Events

The Company has evaluated subsequent events through April 11, 2025, the date the statutory financial statements were available to be issued, and no events have occurred subsequent to the statutory statements of admitted assets, liabilities, and capital and surplus date and before the date of evaluation that would require disclosure.

(4)	Business Risks and Uncertainties

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products accounted for approximately 32% and 33% of total individual annuity reserves as of December 31, 2024 and 2023, respectively. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits. The Company has entered into a 100% coinsurance agreement with ALIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to seek other methods for maintaining required capital.

16

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk, requiring collateral to support ceded reserves, and/or following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Cyber-Security Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The current working environment is unprecedented with wide-scale remote usage of the Company’s networks and may expose the Company to increased cyber-security vulnerability. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber-security risk. Multiple layers of security controls provide redundancy in the event a security control fails, or a vulnerability is exploited. The Company continually monitors cyber-security risk and implements new processes, controls and technology to address risks as they are identified. Despite these efforts, there is still a risk a cyber-security incident could happen.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Banking Risk is the risk associated with the Company’s concentrations of credit risk of its cash deposits and checking account balances, and risk of institutional failure. The Company maintains its cash deposits and checking account balances in various bank accounts that, at times, may exceed federally insured limits. The Company’s cash deposits and checking account balances have been placed with high credit quality financial institutions. The Company has not experienced, nor does it anticipate, any losses with respect to such accounts.

17

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management, which would affect investment management fees revenue. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties.

The Company does not have any direct exposure within its investment portfolio to businesses in Russia, Ukraine, Israel or Palestine. However, the ongoing conflicts in these areas are impacting global economic and financial markets exacerbating ongoing economic challenges. The Company is actively monitoring the impact of these conflicts on its investment portfolio.

Inflation Risk is the risk that inflation will undermine the performance of investments. Times of rising inflation will cause interest rates to increase. As discussed above, interest will change and impact the valuation of the Company’s investments. The Company has the ability to hold securities until maturity and has the ability to adjust product crediting rates allowing the Company to mitigate the potential of liabilities coming due more quickly than the assets mature. The long-term nature of the Company’s business allows for the Company to manage through periods of change. The Company is monitoring the responsive monetary policy actions taken or anticipated to be taken by central banks to curb inflation and the corresponding impact on market interest rates.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

18

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents and short-term investments, and separate account assets.

•	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities; municipal bonds; foreign government debt; certain corporate debt; asset-backed, mortgage-backed, and private placement securities; certain common stocks; and cash equivalent securities.

•	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, and asset-backed or mortgage-backed securities.
19

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2024
Assets:
Investments:
Cash, cash equivalents and short-term investments	$13,650	—	—	13,650
Other assets:
Separate account assets	326,630	—	—	326,630
Total assets	$340,280	—	—	340,280
2023
Assets:
Investments:
Cash, cash equivalents and short-term investments	$10,828	—	—	10,828
Other assets:
Separate account assets	328,688	—	—	328,688
Total assets	$339,516	—	—	339,516

20

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

	Carrying	NAIC estimated	Fair value hierarchy level
	amount	fair value	Level 1	Level 2	Level 3
2024
Assets:
Investments:
Bonds	$62,581	55,245	1,464	53,781	—
Cash, cash equivalents and short-term investments	13,650	13,650	13,650	—	—
Other assets:
Separate account assets	326,630	326,630	326,630	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$15,280	15,350	—	15,350	—
Separate account liabilities	326,630	326,630	326,630	—	—
2023
Assets:
Investments:
Bonds	$63,084	56,597	1,489	55,108	—
Cash, cash equivalents and short-term investments	10,828	10,828	10,828	—	—
Other assets:
Separate account assets	328,688	328,688	328,688	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$17,545	19,600	—	19,600	—
Separate account liabilities	328,688	328,688	328,688	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

21

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values as Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash is comprised of bank deposits.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both, a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

22

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Individual deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no transfers between levels in 2024 and 2023.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

●	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

●	the risk that the economic outlook, including fluctuations in interest rates and inflationary pressures, will be worse than expected or have more of an impact on the issuer than anticipated;

●	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

●	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

23

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds

Bonds by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds at December 31 are as follows:

	2024
	Carrying value	Gross unrealized gains	Gross unrealized losses	NAIC estimated fair value
Bonds:
U.S. government	$1,750	—	(286)	1,464
States, territories and possessions	13,470	19	(2,913)	10,576
Special revenue and assessment	124	—	(11)	113
Industrial and miscellaneous	47,237	239	(4,384)	43,092
Total bonds	$62,581	258	(7,594)	55,245

	2023
	Carrying value	Gross unrealized gains	Gross unrealized losses	NAIC estimated fair value
Bonds:
U.S. government	$1,785	—	(264)	1,521
States, territories and possessions	13,568	34	(2,639)	10,963
Special revenue and assessment	143	—	(10)	133
Industrial and miscellaneous	47,588	350	(3,958)	43,980
Total bonds	$63,084	384	(6,871)	56,597
24

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Investments with an amortized cost of $1,750 and $1,753 were on deposit with various regulatory agencies as required by law as of December 31, 2024 and 2023, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2024, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

	Carrying value	NAIC estimated fair value
Due in one year or less	$4,426	3,907
Due after one year through five years	18,336	16,187
Due after five years through ten years	13,556	11,967
Due after ten years	26,263	23,184
Total	$62,581	55,245
25

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Continuous Gross Unrealized Losses for Bonds

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses
2024
U.S. government	$—	—	1,464	(286)	1,464	(286)
States, territories & possessions	1,174	(138)	8,876	(2,775)	10,050	(2,913)
Special revenue assessment	—	—	113	(11)	113	(11)
Industrial and miscellaneous	8,021	(207)	27,976	(4,177)	35,997	(4,384)
Total	$9,195	(345)	38,429	(7,249)	47,624	(7,594)
2023
U.S. government	$—	—	1,521	(264)	1,521	(264)
States, territories & possessions	80	—	9,843	(2,639)	9,923	(2,639)
Special revenue assessment	—	—	133	(10)	133	(10)
Industrial and miscellaneous	1,022	(5)	33,573	(3,953)	34,595	(3,958)
Total	$1,102	(5)	45,070	(6,866)	46,172	(6,871)
26

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The table below summarizes the bonds by sector in an unrealized loss position based on the percentage of fair value compared to book adjusted carrying value for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or more	Total
2024
99.9%-80%:
U.S. government	$—	(286)	(286)
States, territories & possessions	(45)	(179)	(224)
Special revenue assessment	—	(11)	(11)
Industrial and miscellaneous	(207)	(1,399)	(1,606)
Below 80%:
States, territories & possessions	(93)	(2,596)	(2,689)
Industrial and miscellaneous	—	(2,778)	(2,778)
Total	$(345)	(7,249)	(7,594)
2023
99.9%-80%:
U.S. government	$—	(264)	(264)
States, territories & possessions	—	(351)	(351)
Special revenue assessment	—	(10)	(10)
Industrial and miscellaneous	(5)	(1,868)	(1,873)
Below 80%:
States, territories & possessions	—	(2,288)	(2,288)
Industrial and miscellaneous	—	(2,085)	(2,085)
Total	$(5)	(6,866)	(6,871)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. An analysis which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security has a OTTI. Relevant facts and circumstances that may be considered include:

●	comparison of current estimated fair value of the security to cost;

●	length of time the estimated fair value has been below cost;
27

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

●	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

●	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

●	any items specifically pledged to support the credit along with any other security interests or collateral;

●	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

●	overall business climate, including litigation and government actions;

●	rating agency downgrades;

●	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

●	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that have an OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

28

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The following table presents investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses
2024
Industrial and miscellaneo	$—	—	4,520	(356)	4,520	(356)
2023
Industrial and miscellaneo	$498	(2)	4,984	(466)	5,482	(468)

Current Year Evaluation

Total unrealized losses increased from December 31, 2023 to December 31, 2024 due mainly to the increase in intermediate term interest rates during the year. The Company has concluded that the majority of its securities in an unrealized loss position as of December 31, 2024 and 2023 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost, and for equity investments, anticipate a forecasted recovery in a reasonable period of time. The Company has recorded OTTI losses when necessary on securities that the Company has deemed as being indicative of OTTI.

29

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

	Realized (losses) gains	Change in unrealized gains (losses)	Total investment (losses) gains
2024
Bonds	$(3)	—	(3)
Other	(1)	—	(1)
Total	(4)	—	(4)
Less amount credited to interest maintenance reserve	(2)	—	(2)
Net losses before tax	(2)	—	(2)
Taxes on capital losses	(2)	—	(2)
Net losses after tax	$(4)	—	(4)
2023
Bonds	$(14)	—	(14)
Other	(12)	—	(12)
Total	(26)	—	(26)
Less amount credited to interest maintenance reserve	(14)	—	(14)
Net losses before tax	(12)	—	(12)
Taxes on capital losses	(3)	—	(3)
Net losses after tax	$(15)	—	(15)
2022
Bonds	$(41)	—	(41)
Other	(2)	—	(2)
Total	(43)	—	(43)
Less amount credited to interest maintenance reserve	(42)	—	(42)
Net losses before tax	(1)	—	(1)
Taxes on capital losses	(15)	—	(15)
Net losses after tax	$(16)	—	(16)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

Realized capital gains (losses) on investments, as shown in the tables above, include write-downs for OTTI of $0 for the years ended December 31, 2024, 2023 and 2022. As of December 31, 2024, securities with a carrying value of $54, which had a cumulative write-down of $46 due to OTTI, remained in the Company’s investment portfolio.

30

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $0 for 2024, 2023 and 2022. There were no securities that recognized OTTI impairment in 2024 due to the fact that the present value of the cash flows expected to be collected was more than the amortized cost basis of the securities.

There was no investment income due and accrued excluded from surplus on bonds in default as of December 31, 2024, 2023 and 2022.

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2024, 2023 and 2022 were $1,413, $1,274 and $3,144, respectively. Gross gains of $1, $ 1 and $4 and gross losses of $1, $15 and $52 were realized on those transactions in 2024, 2023 and 2022, respectively.

(7)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable universal life.

In accordance with the State of New York procedures on approving items within the separate account, the separate account classification of the product is subject to Section 4240 of the New York State Insurance Law. In addition, the separate accounts are supported through affirmative approval of the plans of operations by the New York State Insurance Commissioner.

As of December 31, 2024 and 2023, the Company’s separate account statement included legally insulated assets of $326,630 and $328,688, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2024	2023
Variable individual annuities	$325,470	327,402
Variable immediate annuities	985	1,146
Variable universal life	175	140
Total	$326,630	328,688

At December 31, 2024 and 2023, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

31

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

As of December 31, 2024 and 2023, the general account of the Company had a maximum guarantee for separate account liabilities of $464 and $1,610, respectively.

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2024	$3,925
2023	3,960
2022	4,012
2021	4,093
2020	4,050

As of December 31, 2024, 2023 and 2022, the general account of the Company had paid $143, $508 and $313, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2024	2023	2022
Premiums, considerations or deposits for the years ended	$78	746	1,027

	2024	2023
Reserves for accounts with assets at:
Market value	$322,181	326,185
Amortized cost	4,466	2,359
Total reserves	$326,647	328,544
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	325,574	327,294
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	325,574	327,294
Not subject to discretionary withdrawal	1,073	1,250
Total reserves	$326,647	328,544
32

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2024	2023	2022
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$78	757	1,029
Transfers from separate accounts *	38,464	32,271	28,022
Net transfers from separate accounts before reconciling adjustments	(38,386)	(31,514)	(26,993)
Reconciling adjustments:
Processing income & policyholder charges	2	2	2
Seed money income	—	(11)	(2)
Other net	1	—	—
Net transfers from separate accounts	$(38,383)	(31,523)	(26,993)

*	Includes net transfer of existing reserves from or (to) separate accounts of $107, ($41) and $733 for the years ended December 31, 2024, 2023 and 2022, respectively.

(8)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life and annuity policies and contracts.

As discussed in Note 2, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. The asset adequacy reserve, as determined by management, was in accordance with VM-21 for variable annuities, NAIC SSAP No. 51 Life Contracts, and Appendix A-820 Minimum Life and Annuity Reserve Standards and was considered sufficient by management. Management acknowledges that under A-822 (Asset Adequacy Analysis Requirements), the Company may establish an additional reserve (above the VM-21 aggregate reserve) if management determines that such a reserve is needed as a result of the asset adequacy analysis. No additional reserve was required, however, the Company was required by the Department to refine the methodology used to determine gross reserves, the reinsurance reserve credit, and associated reinsurance collateral for the variable annuities with living benefits, which resulted in recording an additional net asset adequacy reserve of $14,000 and was recorded as a direct charge to surplus as a special surplus fund at December 31, 2017.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

33

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1∕2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

34

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

35

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2024
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$14	—	—	—
Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	—
Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—
Return of highest anniversary value
Net amount at risk [1]	$1,404	—	—	—
Total
Net amount at risk [1]	$1,418	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

	2023
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$60	—	—	52
Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	—
Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—
Return of highest anniversary value
Net amount at risk [1]	$7,149	—	—	—
Total
Net amount at risk [1]	$7,209	—	—	52

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.
36

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2024, 2023 and 2022.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2024	2023
Mutual funds:
Bond	$97,480	99,607
Equity	218,194	220,045
Money market	9,794	7,749
Total	$325,468	327,401

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

37

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

(9)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2024:

Individual Annuities

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	325,397	325,397	88.9%
Total with adjustment or at market value	—	325,397	325,397	88.9%
At book value without adjustment	8,856	—	8,856	2.4%
Not subject to discretionary withdrawal	30,517	1,073	31,590	8.6%
Total, gross	39,373	326,470	365,843	99.9%
Reinsurance ceded	24,907	—	24,907
Total, net	$14,466	326,470	340,936
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$—	—	—

*	Includes $325,397 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.
38

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Deposit-Type Contracts

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge of 5% or more	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	407	—	407	100.0%
Total, gross	407	—	407	100.0%
Reinsurance ceded	—	—	—
Total, net	$407	—	407

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2024:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$14,466
Deposit-type contracts	407
Subtotal	14,873
Separate Accounts Annual Statement:
Annuities, net	326,470
Total annuity reserves and deposit liabilities, net	$341,343
39

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

As of December 31, 2024, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account – guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	18	18	18	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	323	323	323	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	175	175	177
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	93	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	19	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	341	341	456	175	175	177
Reinsurance ceded	341	341	455	—	—	—
Total (net)	$—	—	1	175	175	177

The following is the reconciliation of life actuarial reserves as of December 31, 2024:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	177
Total life reserves, net	$178

40

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2023:

Individual Annuities

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	327,152	327,152	86.2%
Total with adjustment or at market value	—	327,152	327,152	86.2%
At book value without adjustment	11,636	—	11,636	3.1%
Not subject to discretionary withdrawal	39,331	1,250	40,581	10.7%
Total, gross	50,967	328,402	379,369	100.0%
Reinsurance ceded	33,470	—	33,470
Total, net	$17,497	328,402	345,899
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$—	—	—

*	Includes $327,152 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.
41

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Deposit-Type Contracts

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge of 5% or more	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	48	—	48	100.0%
Total, gross	48	—	48	100.0%
Reinsurance ceded	—	—	—
Total, net	$48	—	48

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2023:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$17,497
Deposit-type contracts	48
Subtotal	17,545
Separate Accounts Annual Statement:
Annuities, net	328,402
Total annuity reserves and deposit liabilities, net	$345,947

42

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

As of December 31, 2023, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	20	20	20	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	330	330	330	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	141	141	142
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	99	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	18	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	350	350	470	141	141	142
Reinsurance ceded	350	350	469	—	—	—
Total (net)	$—	—	1	141	141	142

The following is the reconciliation of life actuarial reserves as of December 31, 2023:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	142
Total life reserves, net	$143
43

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

(10)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies, third parties and affiliated companies in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2024 and 2023, a non-affiliated reinsurer held a letter of credit of $1,000. As of December 31, 2024 and 2023, ALIC, an affiliated reinsurer, held assets in trust with an estimated fair value of $123,174 and $120,686, respectively.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ALIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ALIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ALIC. As of 2015, the Company is no longer ceding new business to ALIC.

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying statutory financial statements related to all ceded business are as follows for the years ended December 31:

	2024		2023		2022
	Affiliate	Non- affiliate	Affiliate	Non- affiliate	Affiliate	Non- affiliate
Statutory Statements of Income:
Premiums ceded	$2,921	636	2,984	631	3,002	636
Benefits incurred	228	511	350	526	314	647
Commission and expense allowances	—	58	—	32	—	18
Reserve adjustment on reinsurance	(1)	—	—	—	(1)	—

44

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

	2024		2023
	Affiliate	Non- affiliate	Affiliate	Non- affiliate
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserve for future policy benefits	$70,907	455	79,470	469
Modified coinsurance reserves	—	14	—	13
Amounts recoverable from reinsurance	—	150	—	80

Net premiums earned are summarized as follows for the years ended December 31:

	2024	2023	2022
Direct premiums earned	$82	95	333
Reinsurance assumed	636	632	636
Reinsurance ceded	(3,557)	(3,615)	(3,638)
Net premiums earned	$(2,839)	(2,888)	(2,669)

(11)	Bank Line of Credit

On May 7, 2021, CII entered into a $1,500,000 senior unsecured, syndicated credit facility. The credit facility is established for the purpose of issuing letters of credit and loans for general corporate purposes. Letters of credit can be issued up to the maximum credit facility, however loans under the credit facility are limited to $500,000 with total combined amounts not to exceed $1,500,000. On July 2, 2024 the credit facility was amended which reduced fees, included changes to the commitment levels of banks involved in the agreement and extended the maturity date to July 2029. CII did not utilize this facility as of December 31, 2024 or 2023 for the benefit of the Company.

There was no interest or fees paid by the Company on these credit facilities in 2024, 2023 or 2022.

45

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

(12)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2024
Gross deferred tax assets	$3,245	—	3,245
Statutory valuation allowance adjustments	(33)	—	(33)
Adjusted gross deferred tax assets	3,212	—	3,212
Nonadmitted deferred tax assets	(3,099)	—	(3,099)
Admitted deferred tax assets	113	—	113
Deferred tax liabilities	—	(29)	(29)
Admitted deferred tax assets, net	$113	(29)	84

2023
Gross deferred tax assets	$3,433	—	3,433
Statutory valuation allowance adjustments	(33)	—	(33)
Adjusted gross deferred tax assets	3,400	—	3,400
Nonadmitted deferred tax assets	(3,157)	—	(3,157)
Admitted deferred tax assets	243	—	243
Deferred tax liabilities	(22)	(21)	(43)
Admitted deferred tax assets, net	$221	(21)	200

Change
Gross deferred tax assets	$(188)	—	(188)
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	(188)	—	(188)
Nonadmitted deferred tax assets	58	—	58
Admitted deferred tax assets	(130)	—	(130)
Deferred tax liabilities	22	(8)	14
Admitted deferred tax assets, net	$(108)	(8)	(116)

46

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2024
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	84
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	7,205
Lesser of (1) or (2)	84	—	84
Deferred tax liabilities	29	—	29
Admitted deferred tax assets as the result of application of SSAP No. 101	$113	—	113
2023
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	200
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	6,472
Lesser of (1) or (2)	200	—	200
Deferred tax liabilities	22	21	43
Admitted deferred tax assets as the result of application of SSAP No. 101	$222	21	243
Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	(116)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	733
Lesser of (1) or (2)	(116)	—	(116)
Deferred tax liabilities	7	(21)	(14)
Admitted deferred tax assets	$(109)	(21)	(130)
47

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2024	2023	Change
Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	5,997.50%	5,279.03%	718.47%
Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$48,552	43,662	4,890

There was no impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31, 2024 and 2023.

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2024	2023	2022
Current year federal tax expense - ordinary income	$573	573	503
Current year foreign tax expense - ordinary income	—	—	—
Subtotal	573	573	503
Current year tax expense - net realized capital gain	2	—	6
Utilization of capital loss carry forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$575	573	509

48

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31 are as follows:

Deferred tax assets:	2024	2023	2022	Change from 2023	Change from 2022
Ordinary:
Policyholder reserves	$3,128	3,228	3,353	(100)	(125)
Deferred acquisition costs	7	31	69	(24)	(38)
Receivables nonadmitted	2	2	2	—	—
Tax credit carryforward	33	74	153	(41)	(79)
Policyholder reserves - tax reform transition	33	66	99	(33)	(33)
Other	42	32	18	10	14
Ordinary deferred tax assets	3,245	3,433	3,694	(188)	(261)
Statutory valuation allowance adjustment	(33)	(33)	(63)	—	30
Nonadmitted ordinary deferred tax assets	(3,099)	(3,157)	(3,191)	58	34
Admitted ordinary deferred tax assets	113	243	440	(130)	(197)
Capital:
Net capital loss carryforward	—	—	—	—	—
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	—	—	—	—	—
Admitted capital deferred tax assets	—	—	—	—	—
Admitted deferred tax assets	113	243	440	(130)	(197)
Deferred tax liabilities:
Ordinary:
Section 807(f) reserves	—	22	110	(22)	(88)
Ordinary deferred tax liabilities	—	22	110	(22)	(88)
Capital:
Investments	29	21	18	8	3
Capital deferred tax liabilities	29	21	18	8	3
Deferred tax liabilities	29	43	128	(14)	(85)
Admitted deferred tax assets, net	$84	200	312	(116)	(112)

There was a statutory valuation allowance adjustment to gross deferred tax assets of $33 for the years ended, December 31, 2024 and 2023.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

49

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

The change in the net deferred income taxes as of December 31 is comprised of the following:

	2024	2023	2022	Change from 2023	Change from 2022
Total deferred tax assets	$3,246	3,433	3,694	(187)	(261)
Total deferred tax liabilities	(29)	(43)	(128)	14	85
Net deferred tax assets	3,217	3,390	3,566	(173)	(176)
Statutory valuation allowance adjustment	(33)	(33)	(63)	—	30
Net deferred tax assets	3,184	3,357	3,503	(173)	(146)
Tax effect of unrealized gains	—	—	—	—	—
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$3,184	3,357	3,503	(173)	(146)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2024	2023	2022
Tax provision at statutory rate	$1,152	998	713
Dividends received deduction	(244)	(74)	(282)
Valuation allowance	—	(30)	63
Tax credits	(118)	(135)	(120)
Transfer pricing	(30)	(81)	(172)
Tax exempt interest	(1)	(1)	(4)
IMR	(5)	(10)	(18)
Other	(6)	52	56
Total statutory taxes	$748	719	236

Provision for federal income taxes	$573	573	503
Tax on capital (loss) gain	2	—	6
Change in net deferred income tax	173	146	(273)
Total statutory taxes	$748	719	236

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

Total federal income taxes payment (including tax on capital gains) was $799 and $383 during the years ended December 31, 2024 and 2023, respectively.

50

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

As of December 31, 2024 and 2023, there are no net operating loss or capital loss carryforwards available for tax purposes. As of December 31, 2024 and 2023, the Company has valuation allowances of $33. A partial valuation allowance was established in 2022 related to limitation on the Company’s ability to utilize loss carryforwards. As of December 31, 2024 and 2023, the Company does not have any uncertain tax positions related to the Separate Account Dividends Receivable Deduction (“SA DRD”) company share percentage(s) for tax return year 2017. As of December 31, 2024 and 2023, the Company has tax credit carryforwards of $33 and $74 which will start expiring in 2032.

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies; its direct parent, ALIC, and affiliates AuguStar Life Assurance Corporation (“ALAC”), Montgomery Re, Inc. (“MONT”), Kenwood Re, Inc. (“KENW”), Sunrise Captive Re, LLC (“SUNR”), Sycamore Re, Ltd (“SYRE”), and Camargo Re Captive, Inc. (“CMGO”), and then with its common parent, CIHI.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2021, 2022 and 2023 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(13)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000 shares ($250 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2024 and 2023. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ALIC during 2024, 2023 and 2022.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2024 and 2023 statutory financial statements, the Company exceeded all required RBC levels.

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by the Company to ALIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $ 5,000 may be paid by the Company to ALIC in 2025 without prior approval. No dividends were declared or paid by the Company in 2024, 2023 and 2022.

(14)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

(15)	Related-Party Transactions

NSLAC has an administrative service agreement with ALIC and an underwriting agreement with AuguStar Distributors, Inc. (“ADI”), an affiliate. The amounts that NSLAC owed to ALIC and ADI as recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 were as follows:

	2024	2023	2022
ALIC	$515	282	277
ADI	13	16	13
Total service charges owed	$528	298	290

Charges for all services from ALIC and ADI for the years are as follows:

	2024	2023	2022
ALIC	$541	658	443
ADI	182	177	178
Total service charges incurred	$723	835	621
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Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2024

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the Balance Sheet [1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,874	1,577	1,874
Obligations of states and political subdivisions	13,470	10,576	13,470
Corporate securities	39,105	35,212	39,105
Asset-backed securities	6,003	5,920	6,003
Mortgage-backed securities	2,129	1,960	2,129
Total fixed maturity available-for-sale securities	62,581	55,245	62,581
Cash and cash equivalents	13,650		13,650
Total investments	$76,231		76,231

1	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

See accompanying report of independent registered public accounting firm.

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Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses	Unearned premiums	Other policy claims and benefits payable	Premium revenue
2024 total	$—	28,874	—	—	(2,839)
2023 total	—	31,546	—	—	(2,888)
2022 total	—	32,615	—	—	(2,669)

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written[2]
2024 total	$2,647	38,739	—	3,126
2023 total	2,481	32,131	—	3,161
2022 total	2,306	29,819	—	3,065

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

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Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Reinsurance

Years ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2024:
Life insurance in force	$607	19,581	19,581	607	—%
Premiums:
Life insurance	—	636	636	—	—%
2023:
Life insurance in force	$607	21,434	21,434	607	—%
Premiums:
Life insurance	—	632	632	—	—%
2022:
Life insurance in force	$607	27,193	27,193	607	—%
Premiums:
Life insurance	—	636	636	—	—%

See accompanying report of independent registered public accounting firm.

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Schedule V

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2024:
Valuation allowances – None	$—	—	—	—	—
2023:
Valuation allowances – None	$—	—	—	—	—
2022:
Valuation allowances – None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.

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